497(e)
                                                                       333-64749

Equitable Accumulator Plus (SM)
A variable deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2001

THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Equitable Accumulator Plus Prospectus, dated May 1, 2001. That Prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your registered representative.

TABLE OF CONTENTS

Revised Proposed Minimum Distribution Rules                                 2
Unit Values                                                                 3
Custodian and Independent Accountants                                       4
Yield Information for the EQ/Alliance Money Market
   Option and EQ/Alliance High Yield Option                                 4
Distribution of the Contracts                                               5
Financial Statements                                                        5




    Copyright 2001 The Equitable Life Assurance Society of the United States
           All rights reserved. Accumulator Plus is a service mark of The Equitable Life Assurance Society of the United States.

SAI 10ACS                                                                 E3289

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2
--------------------------------------------------------------------------------

REVISED PROPOSED MINIMUM DISTRIBUTION RULES

The proposed revisions issued in January, 2001 to the proposed regulations governing required minimum distributions under IRAs, TSAs, and qualified plans chiefly affect the calculation of account-based annual minimum distribution withdrawals under these plans, contracts and arrangements. They also affect the calculation of required minimum distributions from such plans, contracts, and arrangements after the death of the contract owner or plan participant.

Under the revised proposed rules the IRS has changed the divisor used to divide the account balance in calculating an owner's or participant's lifetime required minimum distribution amount for a traditional IRA or TSA or from a qualified plan. The "distribution period" corresponding to the age of the individual from the required minimum distribution incidental benefit (MDIB) table originally prescribed in the existing 1987 proposed regulations is the prescribed divisor for calculations under the revised proposed rules. Unless a special exception applies for owners or participants with spouses more than 10 years younger, this is the only table to be used to calculate account-based lifetime required minimum distributions. There is no need to pick a designated beneficiary, choose life expectancy factors or choose whether or not to recalculate life expectancy or choose term certain. Because the uniform distribution period table assumes more generous life expectancy-based factors than in the existing 1987 proposed regulations, the annual amount required to be distributed using the uniform distribution period table will generally be much smaller than under the existing rules. In the case of the spousal exception referred to before, the owner or participant can choose to use the longer distribution period measured by the joint life and last survivor life expectancy of the owner or participant and younger spouse.

The revised proposed rules retain the distinction between annually calculating a withdrawal amount (account-based approach) and applying funds to an annuity payout (annuitization) for complying with annual minimum distribution requirements. The revised proposed rules continue to allow an owner or participant to use a beneficiary in annuitization. However, when an owner or participant chooses an account-based approach, unless the younger spouse exception applies, the owner or participant no longer uses a beneficiary to calculate the required minimum distribution amount.

An owner or plan participant can continue to choose a different approach for each traditional IRA or TSA maintained and other retirement plans. For example, a plan participant with several traditional IRAs can choose an annuity payout from one IRA, a different annuity payout from the qualified plan, and an account-based annual withdrawal for another IRA. If permitted by the terms of the applicable plan or contract, an owner or plan participant who starts taking lifetime required minimum distributions using an account-based method can later apply funds to an annuity-based payout. If a period certain is elected, it cannot exceed remaining life expectancy.

The revised proposed rules change how required minimum distribution payments must be made after the death of the owner or plan participant. Under the revised proposed rules the determination of the designated beneficiary and the calculation of the beneficiary's life expectancy generally are contemporaneous with commencement of required distributions to the beneficiary. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, the revised proposed rules extend the maximum time for determining who the beneficiary is to December 31st of the calendar year following the year of the death of the owner or plan participant. Regardless of whether death occurs before or after the Required Beginning Date for lifetime required minimum distribution payments, under the revised proposed rules an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the term certain method. That is, he or she determines his or her life expectancy using the life expectancy tables as of the calendar year after the owner's or participant's death and reduces that number by one each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution

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3
--------------------------------------------------------------------------------

payments, and the death beneficiary is the surviving spouse, the revised proposed rules permit post-death distributions to be made over the spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If the owner or plan participant dies AFTER the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner or plan participant's life expectancy in the year of death. For each subsequent year life expectancy is reduced by one (the term certain method). (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime requirement minimum distribution payments, and the death beneficiary is the surviving spouse, as under the existing rules, the revised proposed rules permit the spouse to delay starting payments over his/her life expectancy until the year in which the owner or plan participant would have attained age 70 1/2.

The revised proposed rules permit any individual beneficiary, including a spouse, to elect to apply the 5-year rule. Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's or plan participant's death BEFORE the Required Beginning Date, the entire account must be distributed by the end of the fifth year following the year of the owner's or plan participant's death. No distribution is required for a year before that fifth year.

If the owner or plan participant dies BEFORE the Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the revised proposed rules continue to apply the 5-year rule discussed above. (Please note that we need an individual annuitant to keep an annuity contract or certificate in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity after the death of the annuitant.)

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Plus.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

     (a/b) - c

where:

(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust.

(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, admini-strative charge, and distribution charge relating to the contracts, times the number of calendar days in the valua-

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4
--------------------------------------------------------------------------------

     tion period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by Separate Account No. 49.

The financial statements of Separate Account No. 49 as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

YIELD INFORMATION FOR THE EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION

EQ/ALLIANCE MONEY MARKET OPTION

The EQ/Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the EQ/Alliance Money Market option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.

The effective yield is obtained by modifying the current yield to take into account the compounding nature of the EQ/Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1 )365/7 - 1. The EQ/Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the EQ/Alliance Money Market option will fluctuate and not remain constant.

EQ/ALLIANCE HIGH YIELD OPTION

The Alliance High Yield option calculates yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

Unit values reflect all other accrued expenses of the EQ/Alliance High Yield option but do not reflect any withdrawal charges or charges for applicable taxes such as state or local premium taxes.

The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.

The yield for the EQ/Alliance High Yield option will fluctuate daily. Accordingly, the yield for any given period does not necessarily represent future results. In addition, the value of units of the EQ/Alliance High Yield option will fluctuate and not remain constant.

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5
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EQ/ALLIANCE MONEY MARKET OPTION AND EQ/ALLIANCE HIGH YIELD OPTION YIELD
INFORMATION

The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the EQ/Alliance Money Market option and EQ/Alliance High Yield option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods. Nor should the yields be compared to the yields of money market options made available to the general public.

The seven-day current yield for the EQ/Alliance Money Market option was 3.55% for the period ended December 31, 2000. The effective yield for that period was 3.62%.

The effective yield for the EQ/Alliance High Yield option was 14.14% for the 30-day period ended December 31, 2000.

Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the EQ/Alliance Money Market and EQ/Alliance High Yield portfolios which reflect only the deduction of EQ Advisors Trust-level expenses.

DISTRIBUTION OF THE CONTRACTS

Under a distribution agreement between EDI, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 49, Equitable Life paid EDI distribution fees of $199,478,753 for 2000, $176,337,355 for 1999 and $128,729,285 for 1998, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, EDI retained $52,501,772, $46,957,345 and $35,582,313, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under the contract.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of
 Independent Accountants...............................................   A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2000.............   A-3
   Statements of Operations for the Year Ended December
    31, 2000...........................................................   A-7
   Statements of Changes in Net Assets for the Years
    Ended December 31, 2000 and 1999...................................  A-11
   Notes to Financial Statements......................................   A-19


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Accountants......................................   F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2000 and 1999.............   F-2
Consolidated Statements of Earnings, Years
   Ended December 31, 2000, 1999 and 1998..............................   F-3
   Consolidated Statements of Shareholder's Equity
    and Comprehensive Income, Years Ended
    December 31, 2000, 1999 and 1998...................................   F-4
   Consolidated Statements of Cash Flows, Years
    Ended December 31, 2000, 1999 and 1998.............................   F-5
   Notes to Consolidated Financial Statements..........................   F-7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of

The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 49 of The Equitable Life Assurance Society of the United States



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, listed in Note 1 to such financial statements, of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 49 at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in the EQ Advisors Trust at December 31, 2000 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2000



                                                   ALLIANCE                      ALLIANCE
                                                    COMMON        ALLIANCE        GROWTH
                                                    STOCK          GLOBAL        INVESTORS
                                                 ------------    -----------    -----------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $1,103,237,003......................    $846,026,157
            11,923,302 ......................                   $11,574,618
            17,664,076 ......................                                  $17,891,289

Receivable for Trust shares sold .............            --            750          1,915
Receivable for policy-related transactions ...       694,337             --             --
                                                ------------    -----------    -----------
  Total Assets ..............................    846,720,494     11,575,368     17,893,204
                                                ------------    -----------    -----------
LIABILITIES

Payable for Trust shares purchased ...........        24,398             --             --
Payable for policy-related transactions ......            --            750          1,915
                                                ------------    -----------    -----------
  Total Liabilities ..........................        24,398            750          1,915
                                                ------------    -----------    -----------
NET ASSETS ...................................  $846,696,096    $11,574,618    $17,891,289
                                                ============    ===========    ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $     90,432    $    20,743    $    17,099
Net Assets Attributable to Contractowners ....   846,605,664     11,553,875     17,874,190
                                                ------------    -----------    -----------
NET ASSETS ...................................  $846,696,096    $11,574,618    $17,891,289
                                                ============    ===========    ===========


                                                                                   ALLIANCE
                                                   ALLIANCE        ALLIANCE         SMALL          CAPITAL
                                                     HIGH           MONEY            CAP          GUARDIAN
                                                    YIELD           MARKET          GROWTH      INTERNATIONAL
                                                 ------------    ------------    ------------  ----------------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost: $229,477,289 ........................... $156,991,519
        454,535,773 ...........................                 $439,156,959
        271,724,138 ...........................                                 $230,306,302
        117,367,874 ...........................                                                 $109,716,728
Receivable for Trust shares sold .............           --              322       8,790,204       4,198,447
Receivable for policy-related transactions ...        89,865      62,742,055              --              --
                                                ------------    ------------    ------------    ------------
  Total Assets ...............................   157,081,384     501,899,336     239,096,506     113,915,175
                                                ------------    ------------    ------------    ------------
LIABILITIES

Payable for Trust shares purchased ...........        89,865      62,747,457              --              --
Payable for policy-related transactions ......            --             322       8,790,330       4,198,551
                                                ------------    ------------    ------------    ------------
  Total Liabilities ..........................        89,865      62,747,779       8,790,330       4,198,551
                                                ------------    ------------    ------------    ------------
NET ASSETS ...................................  $156,991,519    $439,151,557    $230,306,176    $109,716,624
                                                ============    ============    ============    ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $     40,874    $      8,692    $     17,981    $    328,346
Net Assets Attributable to Contractowners ....   156,950,645     439,142,865     230,288,195     109,388,278
                                                ------------    ------------    ------------    ------------
NET ASSETS ...................................  $156,991,519    $439,151,557    $230,306,176    $109,716,624
                                                ============    ============    ============    ============

-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                   CAPITAL        CAPITAL           EQ/
                                                  GUARDIAN        GUARDIAN       AGGRESSIVE
                                                  RESEARCH      U.S. EQUITY        STOCK
                                                 -----------    ------------    ------------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $ 60,643,332..........................  $63,079,821
         120,182,608 .........................                 $122,600,450
         154,183,779 .........................                                 $135,296,289

Receivable for Trust shares sold .............        7,299           --          2,262,261
Receivable for policy-related transactions ...          --          323,058            --
                                                -----------    ------------    ------------
  Total Assets ...............................   63,087,120     122,923,508     137,558,550
                                                -----------    ------------    ------------
LIABILITIES

Payable for Trust shares purchased ...........         --           443,059           --
Payable for policy-related transactions ......        7,299            --         2,262,258
                                                -----------    ------------    ------------
  Total Liabilities ..........................        7,299         443,059       2,262,258
                                                -----------    ------------    ------------
NET ASSETS ...................................  $63,079,821    $122,480,449    $135,296,292
                                                ===========    ============    ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $   335,291    $    732,662    $      2,812
Net Assets Attributable to Contractowners ....   62,744,530     121,747,787     135,293,480
                                                -----------    ------------    ------------
NET ASSETS ...................................  $63,079,821    $122,480,449    $135,296,292
                                                ===========    ============    ============


                                                                                                   EQ
                                                 EQ/ALLIANCE                    EQ EQUITY     INTERNATIONAL
                                                   PREMIER      EQ/ALLIANCE        500           EQUITY
                                                    GROWTH       TECHNOLOGY       INDEX           INDEX
                                                 ------------    -----------   ------------    -----------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost: $461,164,680                             $389,644,684
        117,910,411                                            $90,319,096
        651,859,583                                                           $622,794,520
         83,959,274                                                                           $81,106,092
Receivable for Trust shares sold .............     2,637,286             --      1,054,395      2,226,987
Receivable for policy-related transactions ...            --             --             --             --
                                                ------------    -----------   ------------    -----------
  Total Assets ...............................   392,281,970     90,319,096    623,848,915     83,333,079
                                                ------------    -----------   ------------    -----------
LIABILITIES

Payable for Trust shares purchased ...........            --        161,902             --             --
Payable for policy-related transactions ......     2,637,466         13,866        944,013      2,227,000
                                                ------------    -----------   ------------    -----------
  Total Liabilities ..........................     2,637,466        175,768        944,013      2,227,000
                                                ------------    -----------   ------------    -----------
NET ASSETS ...................................  $389,644,504    $90,143,328   $622,904,902    $81,106,079
                                                ============    ===========   ============    ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $    525,214    $     3,705   $    826,436    $   386,751
Net Assets Attributable to Contractowners ....   389,119,290     90,139,623    622,078,466     80,719,328
                                                ------------    -----------   ------------    -----------
NET ASSETS ...................................  $389,644,504    $90,143,328   $622,904,902    $81,106,079
                                                ============    ===========   ============    ===========

-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2000


                                                  EQ/JANUS       EQ/PUTNAM
                                                    LARGE         GROWTH &       EQ/PUTNAM
                                                     CAP           INCOME      INTERNATIONAL
                                                   GROWTH          VALUE           EQUITY
                                                 -----------    ------------    ------------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $ 29,379,293 .........................  $27,608,722
         408,571,862 .........................                 $413,933,834
         383,284,405 .........................                                 $353,083,818

Receivable for Trust shares sold .............           --              --      21,484,847
Receivable for policy-related transactions ...      542,643         249,271              --
                                                -----------    ------------    ------------
  Total Assets ...............................   28,151,365     414,183,105     374,568,665
                                                -----------    ------------    ------------
LIABILITIES

Payable for Trust shares purchased ...........      542,644         248,788              --
Payable for policy-related transactions ......           --              --      21,474,841
                                                -----------    ------------    ------------
  Total Liabilities ..........................      542,644         248,788      21,474,841
                                                -----------    ------------    ------------
NET ASSETS ...................................  $27,608,721    $413,943,317    $353,093,824
                                                ===========    ============    ============
Amount retained by Equitable Life in

 Separate Account No. 49 (Note 5) ............  $   474,763    $     13,273    $      4,267
Net Assets Attributable to Contractowners ....   27,133,958     413,921,044     353,089,557
                                                -----------    ------------    ------------
NET ASSETS ...................................  $27,608,721    $413,934,317    $353,093,824
                                                ===========    ============    ============


                                                                                                   FI
                                                  EQ/PUTNAM       EQ SMALL                     SMALL/MID
                                                  INVESTORS        COMPANY        FI MID          CAP
                                                    GROWTH          INDEX           CAP          VALUE
                                                ------------    -----------    -----------    ----------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $ 385,186,718 .......... .............  $396,253,469
           61,693,096 ........................                  $56,142,436
           18,708,860 ........................                                 $19,280,165
            7,041,798 ........................                                                $7,407,069
Receivable for Trust shares sold .............     3,217,557        801,004        394,138       680,401
Receivable for policy-related transactions ...            --             --             --            --
                                                ------------    -----------    -----------    ----------
  Total Assets ...............................   399,471,026     56,943,440     19,674,303     8,087,470
                                                ------------    -----------    -----------    ----------
LIABILITIES

Payable for Trust shares purchased ...........            --             --             --            --
Payable for policy-related transactions ......     3,217,556        801,002        394,138       680,401
                                                ------------    -----------    -----------    ----------
  Total Liabilities ..........................     3,217,556        801,002        394,138       680,401
                                                ------------    -----------    -----------    ----------
NET ASSETS ...................................  $396,253,470    $56,142,438    $19,280,165    $7,407,069
                                                ============    ===========    ===========    ==========
Amount retained by Equitable Life in

 Separate Account No. 49 (Note 5) ............  $    569,395    $ 1,354,956    $   538,090    $   13,610
Net Assets Attributable to Contractowners ....   395,684,075     54,787,482     18,742,075     7,393,459
                                                ------------    -----------    -----------    ----------
NET ASSETS ...................................  $396,253,470    $56,142,438    $19,280,165    $7,407,069
                                                ============    ===========    ===========    ==========

-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2000


                                                                    LAZARD          LAZARD
                                                 J.P. MORGAN        LARGE           SMALL
                                                     CORE            CAP             CAP
                                                     BOND           VALUE           VALUE
                                                ------------    ------------    ------------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $231,877,275..........................  $232,837,294
         175,647,291 .........................                  $175,384,324
          95,207,574 .........................                                  $107,043,386

Receivable for Trust shares sold .............            --              --       1,512,341
Receivable for policy-related transactions ...       498,142         159,736              --
                                                ------------    ------------    ------------
  Total Assets ...............................   233,335,436     175,544,060     108,555,727
                                                ------------    ------------    ------------
LIABILITIES

Payable for Trust shares purchased ...........       498,142         159,725              --
Payable for policy-related transactions ......            --              --       1,512,339
                                                ------------    ------------    ------------
  Total Liabilities ..........................       498,142         159,725       1,512,339
                                                ------------    ------------    ------------
NET ASSETS ...................................  $232,837,294    $175,384,335    $107,043,388
                                                ============    ============    ============
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $      4,763    $    406,098    $     82,475
Net Assets Attributable to Contractowners ....   232,832,531     174,978,237     106,960,913
                                                ------------    ------------    ------------
NET ASSETS ...................................  $232,837,294    $175,384,335    $107,043,388
                                                ============    ============    ============


                                                                                                   MORGAN
                                                     MFS                                           STANLEY
                                                   EMERGING          MFS                          EMERGING
                                                    GROWTH       GROWTH WITH         MFS           MARKETS
                                                  COMPANIES         INCOME         RESEARCH        EQUITY
                                                 ------------    ------------    ------------    -----------
ASSETS

Investments in shares of The Trust ---
 at fair market value (Note 1)
 Cost:  $ 513,462,284 ...................       $532,896,902
          188,824,894 ...................                       $191,871,384
          449,435,766 ...................                                       $458,323,199
           83,254,545 ...................                                                       $57,864,000

Receivable for Trust shares sold .............     7,012,352              --              --      4,241,980
Receivable for policy-related transactions ...            --         772,993         116,246             --
                                                ------------    ------------    ------------    -----------
  Total Assets ...............................   539,909,254     192,644,377     458,439,445     62,105,980
                                                ------------    ------------    ------------    -----------
LIABILITIES

Payable for Trust shares purchased ...........            --         773,202         116,259             --
Payable for policy-related transactions ......     7,012,606              --              --      4,231,980
                                                ------------    ------------    ------------    -----------
  Total Liabilities ..........................     7,012,606         773,202         116,259      4,231,980
                                                ------------    ------------    ------------    -----------
NET ASSETS ...................................  $532,896,648    $191,871,175    $458,323,186    $57,874,000
                                                ============    ============    ============    ===========
Amount retained by Equitable Life in
 Separate Account No. 49 (Note 5) ............  $      6,521    $     63,321    $     17,673    $     4,615
Net Assets Attributable to Contractowners ....   532,890,127     191,807,854     458,305,513     57,869,385
                                                ------------    ------------    ------------    -----------
NET ASSETS ...................................  $532,896,648    $191,871,175    $458,323,186    $57,874,000
                                                ============    ============    ============    ===========

-------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                  ALLIANCE                         ALLIANCE
                                                                   COMMON          ALLIANCE         GROWTH
                                                                   STOCK            GLOBAL        INVESTORS
                                                             ------------------  -------------   -------------
INCOME AND EXPENSES
 Investment Income (Note 2):
  Dividends from The Trust .................................  $    3,842,403    $     23,644    $    304,919
 Expenses (Note 3):
  Asset-based charges ......................................      12,276,824         175,681         242,152
                                                              --------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ...............................      (8,434,421)       (152,037)         62,767
                                                              --------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       1,942,042         632,663         682,348
 Realized gain distribution from The Trust .................     168,627,032       1,317,872       1,249,264
                                                              --------------    ------------    ------------
NET REALIZED GAIN (LOSS) ...................................     170,569,074       1,950,535       1,931,612
                                                              --------------    ------------    ------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      53,581,318       4,415,167       3,828,512
  End of period ............................................    (257,210,846)       (348,684)        227,213
                                                              --------------    ------------    ------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (310,792,164)     (4,763,851)     (3,601,299)
                                                              --------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (140,223,090)     (2,813,316)     (1,669,687)
                                                              --------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (148,657,511)   $ (2,965,353)   $ (1,606,920)
                                                              ==============    ============    ============




                                                                                                   ALLIANCE
                                                                 ALLIANCE         ALLIANCE           SMALL           CAPITAL
                                                                   HIGH             MONEY             CAP           GUARDIAN
                                                                   YIELD           MARKET           GROWTH        INTERNATIONAL
                                                            ------------------  -------------   ----------------- ---------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   17,800,530   $   22,598,841   $           --   $     404,354
 Expenses (Note 3):
  Asset-based charges ......................................       2,227,297        5,166,835        2,811,779       1,409,531
                                                              --------------   --------------   --------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................      15,573,233       17,432,006       (2,811,779)     (1,005,177)
                                                              --------------   --------------   --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      (6,012,781)       3,569,871       54,119,765      (6,646,954)
 Realized gain distribution from The Trust .................              --           47,488       26,181,715         646,879
                                                              --------------   --------------   --------------   -------------
NET REALIZED GAIN (LOSS) ...................................      (6,012,781)       3,617,359       80,301,480      (6,000,075)
                                                              --------------   --------------   --------------   -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     (45,699,430)      (9,862,513)      24,814,391       7,520,585
  End of period ............................................     (72,485,770)     (15,378,814)     (41,417,836)     (7,651,146)
                                                              --------------   --------------   --------------   -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (26,786,340)      (5,516,301)     (66,232,227)    (15,171,731)
                                                              --------------   --------------   --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (32,799,121)      (1,898,942)      14,069,253     (21,171,806)
                                                              --------------   --------------   --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $  (17,225,888)  $   15,533,064   $   11,257,474   $ (22,176,983)
                                                              ==============   ==============   ==============   =============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                CAPITAL      CAPITAL           EQ/
                                                               GUARDIAN      GUARDIAN       AGGRESSIVE
                                                               RESEARCH    U.S. EQUITY        STOCK
                                                             ------------ ------------- -----------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $  747,287   $2,181,758     $     223,327
 Expenses (Note 3):
  Asset-based charges ......................................     641,244    1,444,848         2,004,874
                                                              ----------   ----------     -------------
NET INVESTMENT INCOME (LOSS) ...............................     106,043      736,910        (1,781,547)
                                                              ----------   ----------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................     666,643      366,457        (5,778,780)
 Realized gain distribution from The Trust .................          --      339,724         9,888,839
                                                              ----------   ----------     -------------
NET REALIZED GAIN (LOSS) ...................................     666,643      706,181         4,110,059
                                                              ----------   ----------     -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................   1,463,451    1,977,563         4,478,171
  End of period ............................................   2,436,489    2,417,842       (18,887,490)
                                                              ----------   ----------     -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     973,038      440,279       (23,365,661)
                                                              ----------   ----------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................   1,639,681    1,146,460       (19,255,602)
                                                              ----------   ----------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $1,745,724   $1,883,370     $ (21,037,149)
                                                              ==========   ==========     =============


                                                                                                                        EQ
                                                                EQ/ALLIANCE                         EQ EQUITY      INTERNATIONAL
                                                                  PREMIER         EQ/ALLIANCE          500            EQUITY
                                                                   GROWTH       TECHNOLOGY (A)        INDEX            INDEX
                                                               -------------    -------------    --------------   -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................   $   2,441,927    $          --    $    4,064,031   $     859,571
 Expenses (Note 3):
  Asset-based charges ......................................       4,871,651          531,692         2,101,195       1,154,684
                                                               -------------    -------------    --------------   -------------
NET INVESTMENT INCOME (LOSS) ...............................      (2,429,724)        (531,692)        1,962,836        (295,113)
                                                               -------------    -------------    --------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       4,949,263         (450,485)           57,238       1,275,088
 Realized gain distribution from The Trust .................              --               --        26,836,141       2,264,269
                                                               -------------    -------------    --------------   -------------
NET REALIZED GAIN (LOSS) ...................................       4,949,263         (450,485)       26,893,379       3,539,357
                                                               -------------    -------------    --------------   -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................      18,617,368               --             4,089      15,686,860
  End of period ............................................     (71,519,996)     (27,591,315)      (29,065,063)     (2,853,182)
                                                                -------------    -------------    --------------   -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................     (90,137,364)     (27,591,315)      (29,069,152)    (18,540,042)
                                                                -------------    -------------    --------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................     (85,188,101)     (28,041,800)       (2,175,773)    (15,000,685)
                                                                -------------    -------------    --------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ (87,617,825)   $ (28,573,492)   $     (212,937)  $ (15,295,798)
                                                               ==============   ==============   ===============  ==============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                 EQ/JANUS        EQ/PUTNAM
                                                                  LARGE          GROWTH &         EQ/PUTNAM
                                                                   CAP            INCOME        INTERNATIONAL
                                                                GROWTH (B)         VALUE            EQUITY
                                                              ------------    --------------   --------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $     29,162    $    3,978,745   $   31,810,353
 Expenses (Note 3):
  Asset-based charges ......................................        57,269         5,190,895        4,757,211
                                                              ------------    --------------   --------------
NET INVESTMENT INCOME (LOSS) ...............................       (28,107)       (1,212,150)      27,053,142
                                                              ------------    --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       (29,708)       (4,090,538)      10,242,218
 Realized gain distribution from The Trust .................            --                --       41,368,700
                                                              ------------    --------------   --------------
NET REALIZED GAIN (LOSS) ...................................       (29,708)       (4,090,538)      51,610,918
                                                              ------------    --------------   --------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................            --       (20,469,606)      86,517,301
  End of period ............................................    (1,770,571)        5,361,972      (30,200,587)
                                                              ------------    --------------   --------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (1,770,571)       25,831,578     (116,717,888)
                                                              ------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (1,800,279)       21,741,040      (65,106,970)
                                                              ------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (1,828,386)   $   20,528,890   $  (38,053,828)
                                                              ============    ==============   ==============




                                                                                                              FI
                                                                 EQ/PUTNAM        EQ SMALL                 SMALL/MID
                                                                 INVESTORS        COMPANY        FI MID       CAP
                                                                  GROWTH           INDEX        CAP (B)    VALUE (B)
                                                              -------------    -------------   --------    --------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   6,407,432    $   3,883,650   $ 26,294    $ 56,819
 Expenses (Note 3):
  Asset-based charges ......................................      5,792,826          736,594     35,500      12,597
                                                              -------------    -------------   --------    --------
NET INVESTMENT INCOME (LOSS) ...............................        614,606        3,147,056     (9,206)     44,222
                                                              -------------    -------------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      1,479,783          361,230      4,689     102,798
 Realized gain distribution from The Trust .................      2,371,982        3,382,797         --          --
                                                              -------------    -------------   --------    --------
NET REALIZED GAIN (LOSS) ...................................      3,851,765        3,744,027      4,689     102,798
                                                              -------------    -------------   --------    --------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................    102,694,783        4,731,302         --          --
  End of period ............................................     11,066,751       (5,550,660)   571,305     365,272
                                                              -------------    -------------   --------    --------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (91,628,032)     (10,281,962)   571,305     365,272
                                                              -------------    -------------   --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (87,776,267)      (6,537,935)   575,994     468,070
                                                              -------------    -------------   --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (87,161,661)   $  (3,390,879)  $566,788    $512,292
                                                              =============    =============   ========    ========


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                                  LAZARD         LAZARD
                                                               J.P. MORGAN        LARGE          SMALL
                                                                   CORE            CAP            CAP
                                                                   BOND           VALUE          VALUE
                                                             ------------    ------------    -----------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $ 11,627,796    $  1,378,948    $ 2,582,117
 Expenses (Note 3):
  Asset-based charges ......................................     2,669,991       2,160,069      1,234,971
                                                              ------------    ------------    -----------
NET INVESTMENT INCOME (LOSS) ...............................     8,957,805        (781,121)     1,347,146
                                                              ------------    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................      (125,689)        463,900      1,615,042
 Realized gain distribution from The Trust .................            --              --             --
                                                              ------------    ------------    -----------
NET REALIZED GAIN (LOSS) ...................................      (125,689)        463,900      1,615,042
                                                              ------------    ------------    -----------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................    (9,297,278)      3,972,978        271,459
  End of period ............................................       960,019        (262,967)    11,835,812
                                                              ------------    ------------    -----------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    10,257,297      (4,235,945)    11,564,353
                                                              ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    10,131,608      (3,772,045)    13,179,395
                                                              ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ 19,089,413    $ (4,553,166)   $14,526,541
                                                              ============    ============    ===========




                                                                                                                       MORGAN
                                                                    MFS                                               STANLEY
                                                                  EMERGING           MFS                              EMERGING
                                                                   GROWTH        GROWTH WITH          MFS             MARKETS
                                                                 COMPANIES          INCOME          RESEARCH           EQUITY
                                                              --------------    ------------     -------------     -------------
INCOME AND EXPENSES:
 Investment Income (Note 2):
  Dividends from The Trust .................................  $   10,272,828    $    630,402     $   3,908,405     $   5,288,138
 Expenses (Note 3):
  Asset-based charges ......................................       7,778,000       2,283,800         6,148,303         1,060,232
                                                              --------------    ------------     -------------     -------------
NET INVESTMENT INCOME (LOSS) ...............................       2,494,828      (1,653,398)       (2,239,898)        4,227,906
                                                              --------------    ------------     -------------     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (Note 2):
 Realized gain (loss) on investments .......................       1,341,989         787,228         4,258,203        (2,994,493)
 Realized gain distribution from The Trust .................      22,781,091              --        36,047,297         1,886,929
                                                              --------------    ------------     -------------     -------------
NET REALIZED GAIN (LOSS) ...................................      24,123,080         787,228        40,305,500        (1,107,564)
                                                              --------------    ------------     -------------     -------------
 Unrealized appreciation (depreciation) on investments:
  Beginning of period ......................................     178,870,039       5,079,905        82,529,310        14,654,734
  End of period ............................................      19,434,618       3,046,490         8,887,433       (25,390,545)
                                                              --------------    ------------     -------------     -------------
 Change in unrealized appreciation (depreciation) during
  the period ...............................................    (159,435,421)     (2,033,415)      (73,641,877)      (40,045,279)
                                                              --------------    ------------     -------------     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ...............................................    (135,312,341)     (1,246,187)      (33,336,377)      (41,152,843)
                                                              --------------    ------------     -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................  $ (132,817,513)   $ (2,899,585)    $ (35,576,275)    $ (36,924,937)
                                                              ==============    ============     =============     =============


-------
(a) Commenced operations on May 2, 2000.
(b) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,



                                                                          ALLIANCE
                                                                        COMMON STOCK                   ALLIANCE GLOBAL
                                                              --------------------------------  ----------------------------
                                                                    2000             1999            2000           1999
                                                              ------------------  ------------- ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    (8,434,421)   $ (4,421,820)   $   (152,037)  $   (170,032)
 Net realized gain (loss) ..................................      170,569,074     108,095,345       1,950,535      1,830,714
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (310,792,164)     30,167,214      (4,763,851)     2,868,719
                                                              ---------------    ------------    ------------   ------------
 Net increase (decrease) in net assets from operations .....     (148,657,511)    133,840,739      (2,965,353)     4,529,401
                                                              ---------------    ------------    ------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      165,650,389     225,175,114         166,807        188,741
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................      158,534,124     115,638,909         324,307        984,742
                                                              ---------------    ------------    ------------   ------------
   Total ...................................................      324,184,513     340,814,023         491,114      1,173,483
                                                              ---------------    ------------    ------------   ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................       60,934,861      26,276,997       1,210,233      1,202,883
  Withdrawal and administrative charges ....................        1,608,022       1,106,889          43,589         43,050
  Transfers to other Funds and Guaranteed Interest

   Rate Account (Note 1) ...................................       83,443,386      60,225,858         782,723      2,390,565
                                                              ---------------    ------------    ------------   ------------
   Total ...................................................      145,986,269      87,609,744       2,036,545      3,636,498
                                                              ---------------    ------------    ------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................      178,198,244     253,204,279      (1,545,431)    (2,463,015)
                                                              ---------------    ------------    ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................           (6,993)        (34,576)          5,274            770
                                                              ---------------    ------------    ------------   ------------
INCREASE IN NET ASSETS .....................................       29,533,740     387,010,442      (4,505,510)     2,067,156
NET ASSETS, BEGINNING OF PERIOD ............................      817,162,356     430,151,914      16,080,128     14,012,972
                                                              ---------------    ------------    ------------   ------------
NET ASSETS, END OF PERIOD ..................................  $   846,696,096    $817,162,356    $ 11,574,618   $ 16,080,128
                                                              ===============    ============    ============   ============



                                                                        ALLIANCE
                                                                    GROWTH INVESTORS                ALLIANCE HIGH YIELD
                                                              --------------------------------  ----------------------------
                                                                   2000            1999            2000             1999
                                                              ------------------  ------------- ---------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     62,767    $     33,376    $  15,573,233    $  16,324,202
 Net realized gain (loss) ..................................     1,931,612       2,515,584       (6,012,781)      (3,314,207)
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (3,601,299)      1,979,758      (26,786,340)     (20,666,098)
                                                              ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from operations .....    (1,606,920)      4,528,718      (17,225,888)      (7,656,103)
                                                              ------------    ------------    -------------    -------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................       159,489         438,468       26,442,097       41,796,290
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................       253,666         252,655       36,236,430       31,846,001
                                                              ------------    ------------    -------------    -------------
   Total ...................................................       413,155         691,123       62,678,527       73,642,291
                                                              ------------    ------------    -------------    -------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     1,901,366       1,242,386       12,423,822        8,475,793
  Withdrawal and administrative charges ....................        55,643          59,355          300,419          307,245
  Transfers to other Funds and Guaranteed Interest

   Rate Account (Note 1) ...................................       857,204       1,594,804       33,734,270       42,293,024
                                                              ------------    ------------    -------------    -------------
   Total ...................................................     2,814,213       2,896,545       46,458,511       51,076,062
                                                              ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    (2,401,058)     (2,205,422)      16,220,016       22,566,229
                                                              ------------    ------------    -------------    -------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................         6,952         (13,682)          26,909            6,949
                                                              ------------    ------------    -------------    -------------
INCREASE IN NET ASSETS .....................................    (4,001,026)      2,309,614         (978,963)      14,917,075
NET ASSETS, BEGINNING OF PERIOD ............................    21,892,315      19,582,701      157,970,482      143,053,407
                                                              ------------    ------------    -------------    -------------
NET ASSETS, END OF PERIOD ..................................  $ 17,891,289    $ 21,892,315    $ 156,991,519    $ 157,970,482
                                                              ============    ============    =============    =============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                          ALLIANCE
                                                                        MONEY MARKET
                                                             ----------------------------------
                                                                  2000              1999
                                                             -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    17,432,006   $    10,922,079
 Net realized gain (loss) ..................................        3,617,359         6,658,651
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       (5,516,301)       (8,787,457)
                                                              ---------------   ---------------
 Net increase (decrease) in net assets from operations .....       15,533,064         8,793,273
                                                              ---------------   ---------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      363,273,637       340,159,660
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    3,946,959,670       743,324,830
                                                              ---------------   ---------------
   Total ...................................................    4,310,233,307     1,083,484,490
                                                              ---------------   ---------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................       87,486,396        35,434,846
  Withdrawal and administrative charges ....................          359,965           342,388
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    4,168,665,285       911,168,413
                                                              ---------------   ---------------
   Total ...................................................    4,256,511,646       946,945,647
                                                              ---------------   ---------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................       53,721,661       136,538,843
                                                              ---------------   ---------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................            1,110            55,959
                                                              ---------------   ---------------
INCREASE IN NET ASSETS .....................................       69,255,835       145,388,075
NET ASSETS, BEGINNING OF PERIOD ............................      369,895,722       224,507,647
                                                              ---------------   ---------------
NET ASSETS, END OF PERIOD ..................................  $   439,151,557   $   369,895,722
                                                              ===============   ===============



                                                                      ALLIANCE SMALL                  CAPITAL GUARDIAN
                                                                        CAP GROWTH                    INTERNATIONAL (B)
                                                             --------------------------------- ---------------------------------
                                                                   2000             1999             2000            1999
                                                             ------------------ -------------- ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,811,779)    $ (1,087,932)   $  (1,005,177)   $  (108,068)
 Net realized gain (loss) ..................................     80,301,480       (2,458,443)      (6,000,075)       553,257
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (66,232,227)      27,321,306      (15,171,731)     7,520,585
                                                              -------------     ------------    -------------    -----------
 Net increase (decrease) in net assets from operations .....     11,257,474       23,774,931      (22,176,983)     7,965,774
                                                              -------------     ------------    -------------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     58,746,587       24,081,791       65,323,472     22,227,050
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    567,747,917       59,248,376      183,520,543     19,305,540
                                                              -------------     ------------    -------------    -----------
   Total ...................................................    626,494,504       83,330,167      248,844,015     41,532,590
                                                              -------------     ------------    -------------    -----------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     13,035,938        3,801,225        4,389,724        240,228
  Withdrawal and administrative charges ....................        309,725          155,927           72,500          6,262
  Transfers to other Funds and Guaranteed Interest

   Rate Account (Note 1) ...................................    509,807,865       63,261,583      151,736,571      9,137,245
                                                              -------------     ------------    -------------    -----------
   Total ...................................................    523,153,528       67,218,735      156,198,795      9,383,735
                                                              -------------     ------------    -------------    -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    103,340,976       16,111,432       92,645,220     32,148,855
                                                              -------------     ------------    -------------    -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................         18,793               95       (4,206,319)     3,340,077
                                                              -------------     ------------    -------------    -----------
INCREASE IN NET ASSETS .....................................    114,617,243       39,886,458       66,261,918     43,454,706
NET ASSETS, BEGINNING OF PERIOD ............................    115,688,933       75,802,475       43,454,706             --
                                                              -------------     ------------    -------------    -----------
NET ASSETS, END OF PERIOD ..................................  $ 230,306,176     $115,688,933    $ 109,716,624    $43,454,706
                                                              =============     ============    =============    ===========



                                                                    CAPITAL GUARDIAN
                                                                      RESEARCH (B)
                                                            ----------------------------------
                                                                   2000            1999
                                                            -----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    106,043     $   (36,908)
 Net realized gain (loss) ..................................       666,643           9,969
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       973,038       1,463,451
                                                              ------------     -----------
 Net increase (decrease) in net assets from operations .....     1,745,724       1,436,512
                                                              ------------     -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    23,745,970      16,082,428
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    21,396,405       4,348,325
                                                              ------------     -----------
   Total ...................................................    45,142,375      20,430,753
                                                              ------------     -----------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     1,586,244         146,111
  Withdrawal and administrative charges ....................        35,363             812
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     3,166,261         565,415
                                                              ------------     -----------
   Total ...................................................     4,787,868         712,338
                                                              ------------     -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    40,354,507      19,718,415
                                                              ------------     -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................    (3,555,568)      3,380,231
                                                              ------------     -----------
INCREASE IN NET ASSETS .....................................    38,544,663      24,535,158
NET ASSETS, BEGINNING OF PERIOD ............................    24,535,158              --
                                                              ------------     -----------
NET ASSETS, END OF PERIOD ..................................  $ 63,079,821     $24,535,158
                                                              ============     ===========

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                    CAPITAL GUARDIAN
                                                                     U.S. EQUITY (B)                EQ/AGGRESSIVE STOCK
                                                             -----------------------------------------------------------------

                                                                   2000            1999            2000             1999
                                                             -----------------  -------------- -------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $    736,910     $   (73,602)   $  (1,781,547)    $ (1,137,260)
 Net realized gain (loss) ..................................       706,181         214,474        4,110,059        6,706,679
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       440,279       1,977,563      (23,365,661)      11,429,040
                                                              ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from operations .....     1,883,370       2,118,435      (21,037,149)      16,998,459
                                                              ------------     -----------    -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    43,655,654      43,096,035       31,880,690       28,995,371
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    49,428,678      13,851,370      448,816,407      144,962,159
                                                              ------------     -----------    -------------     ------------
   Total ...................................................    93,084,332      56,947,405      480,697,097      173,957,530
                                                              ------------     -----------    -------------     ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     5,021,915         358,436       12,576,154        5,018,337
  Withdrawal and administrative charges ....................        96,976           4,298          240,913          202,757
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    22,904,491       3,626,402      434,655,163      147,665,672
                                                              ------------     -----------    -------------     ------------
   Total ...................................................    28,023,382       3,989,136      447,472,230      152,886,766
                                                              ------------     -----------    -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    65,060,950      52,958,269       33,224,867       21,070,764
                                                              ------------     -----------    -------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................    (3,005,405)      3,464,830           22,765            1,931
                                                              ------------     -----------    -------------     ------------
INCREASE IN NET ASSETS .....................................    63,938,915      58,541,534       12,210,483       38,071,154
NET ASSETS, BEGINNING OF PERIOD ............................    58,541,534              --      123,085,809       85,014,655
                                                              ------------     -----------    -------------     ------------
NET ASSETS, END OF PERIOD ..................................  $122,480,449     $58,541,534    $ 135,296,292     $123,085,809
                                                              ============     ===========    =============     ============



                                                                        EQ/ALLIANCE
                                                                    PREMIER GROWTH (B)
                                                             ---------------------------------
                                                                   2000             1999
                                                             ================ ================
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,429,724)    $   (441,966)
 Net realized gain (loss) ..................................      4,949,263          381,397
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (90,137,364)      18,617,368
                                                              -------------     ------------
 Net increase (decrease) in net assets from operations .....    (87,617,825)      18,556,799
                                                              -------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    197,344,156       98,121,931
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    395,666,381       59,212,539
                                                              -------------     ------------
   Total ...................................................    593,010,537      157,334,470
                                                              -------------     ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     19,012,049        1,208,452
  Withdrawal and administrative charges ....................        309,982           28,926
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    265,909,242        5,509,104
                                                              -------------     ------------
   Total ...................................................    285,231,273        6,746,482
                                                              -------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    307,779,264      150,587,988
                                                              -------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................     (1,717,929)       2,056,207
                                                              -------------     ------------
INCREASE IN NET ASSETS .....................................    218,443,510      171,200,994
NET ASSETS, BEGINNING OF PERIOD ............................    171,200,994               --
                                                              -------------     ------------
NET ASSETS, END OF PERIOD ..................................  $ 389,644,504     $171,200,994
                                                              =============     ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                               EQ/ALLIANCE
                                                              TECHNOLOGY (C)      EQ EQUITY 500 INDEX
                                                             ---------------- ----------------------------
                                                                   2000             2000           1999
                                                             ---------------- ---------------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     (531,692)  $   1,962,836    $      70
 Net realized gain (loss) ..................................        (450,485)     26,893,379           70
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (27,591,315)    (29,069,152)       1,419
                                                              --------------   -------------    ---------
 Net increase (decrease) in net assets from operations .....     (28,573,492)       (212,937)       1,559
                                                              --------------   -------------    ---------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................      59,152,687      22,400,123           --
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................      73,590,219     626,407,718           --
                                                              --------------   -------------    ---------
   Total ...................................................     132,742,906     648,807,841           --
                                                              --------------   -------------    ---------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................       2,511,443       8,494,109           --
  Withdrawal and administrative charges ....................          27,345         245,842           --
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................      11,883,307      17,515,956           --
                                                              --------------   -------------    ---------
   Total ...................................................      14,422,095      26,255,907           --
                                                              --------------   -------------    ---------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     118,320,811     622,551,934           --
                                                              --------------   -------------    ---------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................         396,009         559,473       (2,937)
                                                              --------------   -------------    ---------
INCREASE IN NET ASSETS .....................................      90,143,328     622,898,470       (1,378)
NET ASSETS, BEGINNING OF PERIOD ............................              --           6,432        7,810
                                                              --------------   -------------    ---------
NET ASSETS, END OF PERIOD ..................................  $   90,143,328   $ 622,904,902    $   6,432
                                                              ==============   =============    =========



                                                                                                EQ/EVERGREEN
                                                                  EQ/EVERGREEN (A)             FOUNDATION (A)
                                                             ----------------  -------------------------------------
                                                                  2000            1999           2000         1999
                                                             ----------------   ---------   -------------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (18,205)   $    2,365    $    34,689    $   31,307
 Net realized gain (loss) ..................................       4,303         5,489         11,150        51,836
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (404,691)      150,420       (631,050)      255,281
                                                              ----------    ----------    -----------    ----------
 Net increase (decrease) in net assets from operations .....    (418,593)      158,274       (585,211)      338,424
                                                              ----------    ----------    -----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................   1,146,248       633,222      2,675,915     4,157,266
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     807,048       377,854      2,767,704     1,820,889
                                                              ----------    ----------    -----------    ----------
   Total ...................................................   1,953,296     1,011,076      5,443,619     5,978,155
                                                              ----------    ----------    -----------    ----------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................      50,246         4,997        326,168        67,112
  Withdrawal and administrative charges ....................       2,380           177         13,826         2,176
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     204,560        15,538        695,350       707,910
                                                              ----------    ----------    -----------    ----------
   Total ...................................................     257,186        20,712      1,035,344       777,198
                                                              ----------    ----------    -----------    ----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................   1,696,110       990,364      4,408,275     5,200,957
                                                              ----------    ----------    -----------    ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................        (157)      974,156           (833)      974,805
                                                              ----------    ----------    -----------    ----------
INCREASE IN NET ASSETS .....................................   1,277,360     2,122,794      3,822,231     6,514,186
NET ASSETS, BEGINNING OF PERIOD ............................   2,123,794         1,000      6,515,186         1,000
                                                              ----------    ----------    -----------    ----------
NET ASSETS, END OF PERIOD ..................................  $3,401,154    $2,123,794    $10,337,417    $6,515,186
                                                              ==========    ==========    ===========    ==========

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                  EQ INTERNATIONAL          EQ/JANUS LARGE
                                                                    EQUITY INDEX            CAP GROWTH (D)
                                                          -------------------------------  ----------------
                                                                2000             1999            2000
                                                          ----------------- -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ...........................  $     (295,113)  $     45,669     $    (28,107)
 Net realized gain (loss) ...............................       3,539,357      3,490,232          (29,708)
 Change in unrealized appreciation (depreciation) of
  investments ...........................................     (18,540,042)    11,148,706       (1,770,571)
                                                           --------------   ------------     ------------
 Net increase (decrease) in net assets from operations ..     (15,295,798)    14,684,607       (1,828,386)
                                                           --------------   ------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions .........................................      26,013,035     22,156,549       17,902,033
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     278,834,856     67,063,739       11,966,057
                                                           --------------   ------------     ------------
   Total ................................................     304,847,891     89,220,288       29,868,090
                                                           --------------   ------------     ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ................       4,312,677      1,387,501          278,386
  Withdrawal and administrative charges .................         115,404         67,425            3,569
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     268,767,147     60,426,766          705,436
                                                           --------------   ------------     ------------
   Total ................................................     273,195,228     61,881,692          987,391
                                                           --------------   ------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ...........................      31,652,663     27,338,596       28,880,699
                                                           --------------   ------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ...............................................     (14,009,312)    (5,990,622)         556,408
                                                           --------------   ------------     ------------
INCREASE IN NET ASSETS ..................................       2,347,553     36,032,581       27,608,721
NET ASSETS, BEGINNING OF PERIOD .........................      78,758,526     42,725,945               --
                                                           --------------   ------------     ------------
NET ASSETS, END OF PERIOD ...............................  $   81,106,079   $ 78,758,526     $ 27,608,721
                                                           ==============   ============     ============



                                                                      EQ/PUTNAM                         EQ/PUTNAM
                                                                GROWTH & INCOME VALUE             INTERNATIONAL EQUITY
                                                          -------------------------------  ----------------------------------
                                                                2000             1999              2000             1999
                                                          ---------------- -------------- ------------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ...........................   $ (1,212,150)   $    (234,265)   $    27,053,142   $  2,474,048
 Net realized gain (loss) ...............................     (4,090,538)      28,202,438         51,610,918     28,528,380
 Change in unrealized appreciation (depreciation) of
  investments ...........................................     25,831,578      (41,313,608)      (116,717,888)    73,590,368
                                                            ------------    -------------    ---------------   ------------
 Net increase (decrease) in net assets from operations ..     20,528,890      (13,345,435)       (38,053,828)   104,592,796
                                                            ------------    -------------    ---------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions .........................................     32,879,768       85,094,500         74,106,865     43,207,481
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     77,219,141       61,505,347      1,478,639,780    292,181,884
                                                            ------------    -------------    ---------------   ------------
   Total ................................................    110,098,909      146,599,847      1,552,746,645    335,389,365
                                                            ------------    -------------    ---------------   ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ................     28,132,951       16,683,411         21,052,374      7,381,707
  Withdrawal and administrative charges .................        759,846          702,290            609,279        384,258
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ................................     73,447,867       57,866,662      1,438,401,847    277,423,930
                                                            ------------    -------------    ---------------   ------------
   Total ................................................    102,340,664       75,252,363      1,460,063,500    285,189,895
                                                            ------------    -------------    ---------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ...........................      7,758,245       71,347,484         92,683,145     50,199,470
                                                            ------------    -------------    ---------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ...............................................        (46,606)         (88,394)             3,331         (9,521)
                                                            ------------    -------------    ---------------   ------------
INCREASE IN NET ASSETS ..................................     28,240,529       57,913,655         54,632,648    154,782,745
NET ASSETS, BEGINNING OF PERIOD .........................    385,693,788      327,780,133        298,461,176    143,678,431
                                                            ------------    -------------    ---------------   ------------
NET ASSETS, END OF PERIOD ...............................   $413,934,317    $ 385,693,788    $   353,093,824   $298,461,176
                                                            ============    =============    ===============   ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                         EQ/PUTNAM                         EQ SMALL
                                                                     INVESTORS GROWTH                   COMPANY INDEX
                                                             -------------------------------  ----------------------------------
                                                                   2000             1999             2000             1999
                                                            ------------------- ------------  ------------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $     614,606     $ (3,619,514)   $    3,147,056   $      9,082
 Net realized gain (loss) ..................................      3,851,765        9,628,470         3,744,027      2,157,592
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (91,628,032)      71,796,544       (10,281,962)     5,276,410
                                                              -------------     ------------    --------------   ------------
 Net increase (decrease) in net assets from operations .....    (87,161,661)      77,805,500        (3,390,879)     7,443,084
                                                              -------------     ------------    --------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     71,001,471      102,736,985        12,780,323     13,540,537
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    151,581,778       75,842,146        46,320,669     24,237,532
                                                              -------------     ------------    --------------   ------------
   Total ...................................................    222,583,249      178,579,131        59,100,992     37,778,069
                                                              -------------     ------------    --------------   ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     25,250,442       10,322,428         2,829,157      1,320,075
  Withdrawal and administrative charges ....................        790,095          463,988            83,780         45,172
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     97,569,409       36,570,274        37,760,044     20,260,338
                                                              -------------     ------------    --------------   ------------
   Total ...................................................    123,609,946       47,356,690        40,672,981     21,625,585
                                                              -------------     ------------    --------------   ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     98,973,303      131,222,441        18,428,011     16,152,484
                                                              -------------     ------------    --------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................        539,166         (100,467)       (5,371,577)    (4,628,539)
                                                              -------------     ------------    --------------   ------------
INCREASE IN NET ASSETS .....................................     12,350,808      208,927,474         9,665,555     18,967,029
NET ASSETS, BEGINNING OF PERIOD ............................    383,902,662      174,975,188        46,476,883     27,509,854
                                                              -------------     ------------    --------------   ------------
NET ASSETS, END OF PERIOD ..................................  $ 396,253,470     $383,902,662    $   56,142,438   $ 46,476,883
                                                              =============     ============    ==============   ============



                                                                                FI SMALL MID
                                                              FI MID CAP (D)   CAP VALUE (D)       J.P. MORGAN CORE BOND
                                                             --------------- --------------- ----------------------------------
                                                                   2000             2000            2000            1999
                                                             ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $    (9,206)      $   44,222    $  8,957,805    $  5,327,374
 Net realized gain (loss) ..................................         4,689          102,798        (125,689)        433,763
 Change in unrealized appreciation (depreciation) of
  investments ..............................................       571,305          365,272      10,257,297      (9,449,045)
                                                               -----------       ----------    ------------    ------------
 Net increase (decrease) in net assets from operations .....       566,788          512,292      19,089,413      (3,687,908)
                                                               -----------       ----------    ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     9,232,677        3,379,273      43,224,931      58,897,220
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    12,445,614        6,612,955      63,325,639      55,153,640
                                                               -----------       ----------    ------------    ------------
   Total ...................................................    21,678,291        9,992,228     106,550,570     114,050,860
                                                               -----------       ----------    ------------    ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................       169,966           48,544      13,840,731       8,098,679
  Withdrawal and administrative charges ....................         1,997            1,141         327,176         220,766
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     3,328,259        3,060,087      35,186,898      43,825,050
                                                               -----------       ----------    ------------    ------------
   Total ...................................................     3,500,222        3,109,772      49,354,805      52,144,495
                                                               -----------       ----------    ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    18,178,069        6,882,456      57,195,765      61,906,365
                                                               -----------       ----------    ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................       535,308           12,321         (21,920)     (4,977,891)
                                                               -----------       ----------    ------------    ------------
INCREASE IN NET ASSETS .....................................    19,280,165        7,407,069      76,263,258      53,240,566
NET ASSETS, BEGINNING OF PERIOD ............................            --               --     156,574,036     103,333,470
                                                               -----------       ----------    ------------    ------------
NET ASSETS, END OF PERIOD ..................................   $19,280,165       $7,407,069    $232,837,294    $156,574,036
                                                               ===========       ==========    ============    ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                         LAZARD
                                                                      LARGE CAP VALUE
                                                             ---------------------------------
                                                                   2000             1999
                                                             ------------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $   (781,121)    $   (255,387)
 Net realized gain (loss) ..................................        463,900        3,544,796
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (4,235,945)      (2,614,718)
                                                               ------------     ------------
 Net increase (decrease) in net assets from operations .....     (4,553,166)         674,691
                                                               ------------     ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     38,177,912       51,290,140
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     45,713,240       33,071,094
                                                               ------------     ------------
   Total ...................................................     83,891,152       84,361,234
                                                               ------------     ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................      9,299,199        4,125,945
  Withdrawal and administrative charges ....................        265,903          187,874
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     27,863,065       18,883,705
                                                               ------------     ------------
   Total ...................................................     37,428,167       23,197,524
                                                               ------------     ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     46,462,985       61,163,710
                                                               ------------     ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................        (22,661)      (2,980,658)
                                                               ------------     ------------
INCREASE IN NET ASSETS .....................................     41,887,158       58,857,743
NET ASSETS, BEGINNING OF PERIOD ............................    133,497,177       74,639,434
                                                               ------------     ------------
NET ASSETS, END OF PERIOD ..................................   $175,384,335     $133,497,177
                                                               ============     ============



                                                                         LAZARD                        MFS EMERGING
                                                                    SMALL CAP VALUE                  GROWTH COMPANIES
                                                             ------------------------------ ----------------------------------
                                                                   2000           1999             2000             1999
                                                              ---------------  ---------------   --------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  1,347,146    $   (510,783)  $     2,494,828    $ (3,039,369)
 Net realized gain (loss) ..................................     1,615,042        (605,695)       24,123,080      12,106,806
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    11,564,353       1,510,005      (159,435,421)    151,269,662
                                                              ------------    ------------   ---------------    ------------
 Net increase (decrease) in net assets from operations .....    14,526,541         393,527      (132,817,513)    160,337,099
                                                              ------------    ------------   ---------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    17,617,074      21,945,358       167,682,108      89,992,978
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    50,739,661      23,800,713       595,043,865      85,718,367
                                                              ------------    ------------   ---------------    ------------
   Total ...................................................    68,356,735      45,746,071       762,725,973     175,711,345
                                                              ------------    ------------   ---------------    ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     5,029,851       1,955,834        31,826,190       9,855,684
  Withdrawal and administrative charges ....................       165,082         117,407           798,489         397,018
  Transfers to other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................    42,135,092      19,046,434       493,843,111      49,192,272
                                                              ------------    ------------   ---------------    ------------
   Total ...................................................    47,330,025      21,119,675       526,467,790      59,444,974
                                                              ------------    ------------   ---------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    21,026,710      24,626,396       236,258,183     116,266,371
                                                              ------------    ------------   ---------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................    (1,008,449)     (3,489,673)          (57,972)        (23,884)
                                                              ------------    ------------   ---------------    ------------
INCREASE IN NET ASSETS .....................................    34,544,802      21,530,250       103,382,698     276,579,586
NET ASSETS, BEGINNING OF PERIOD ............................    72,498,586      50,968,336       429,513,950     152,934,364
                                                              ------------    ------------   ---------------    ------------
NET ASSETS, END OF PERIOD ..................................  $107,043,388    $ 72,498,586   $   532,896,648    $429,513,950
                                                              ============    ============   ===============    ============

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                       MFS GROWTH
                                                                     WITH INCOME (A)
                                                             ------------------------------
                                                                   2000            1999
                                                             ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................   $ (1,653,398)   $   (198,677)
 Net realized gain (loss) ..................................        787,228          67,508
 Change in unrealized appreciation (depreciation) of
  investments ..............................................     (2,033,415)      5,079,905
                                                               ------------    ------------
 Net increase (decrease) in net assets from operations .....     (2,899,585)      4,948,736
                                                               ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................     64,323,698      68,379,945
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     60,110,852      31,637,634
                                                               ------------    ------------
   Total ...................................................    124,434,550     100,017,579
                                                               ------------    ------------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................      7,974,245       1,364,967
  Withdrawal and administrative charges ....................        178,815          20,042
  Transfers to other Funds and Guaranteed Interest

   Rate Account (Note 1) ...................................     17,778,017       7,016,362
                                                               ------------    ------------
   Total ...................................................     25,931,077       8,401,371
                                                               ------------    ------------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................     98,503,473      91,616,208
                                                               ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................     (3,289,306)      2,990,649
                                                               ------------    ------------
INCREASE IN NET ASSETS .....................................     92,314,582      99,555,593
NET ASSETS, BEGINNING OF PERIOD ............................     99,556,593           1,000
                                                               ------------    ------------
NET ASSETS, END OF PERIOD ..................................   $191,871,175    $ 99,556,593
                                                               ============    ============



                                                                                                       MORGAN STANLEY
                                                                       MFS RESEARCH                EMERGING MARKETS EQUITY
                                                             --------------------------------- -------------------------------
                                                                   2000             1999             2000            1999
                                                             -------------      -------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
 Net investment income (loss) ..............................  $  (2,239,898)    $ (3,343,055)   $    4,227,906   $  (313,463)
 Net realized gain (loss) ..................................     40,305,500        9,262,600        (1,107,564)    5,214,674
 Change in unrealized appreciation (depreciation) of
  investments ..............................................    (73,641,877)      54,560,419       (40,045,279)   14,150,827
                                                              -------------     ------------    --------------   -----------
 Net increase (decrease) in net assets from operations .....    (35,576,275)      60,479,964       (36,924,937)   19,052,038
                                                              -------------     ------------    --------------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
  Contributions ............................................    102,011,474       84,265,425        30,726,597    14,035,413
  Transfers from other Funds and Guaranteed Interest
   Rate Account (Note 1) ...................................     91,349,009       41,852,004       274,976,740    50,350,791
                                                              -------------     ------------    --------------   -----------
   Total ...................................................    193,360,483      126,117,429       305,703,337    64,386,204
                                                              -------------     ------------    --------------   -----------
  Withdrawal and Transfers:
  Benefits and other policy transactions ...................     29,471,444       12,010,841         3,322,721     1,281,321
  Withdrawal and administrative charges ....................        733,012          494,371           103,490        43,643
  Transfers to other Funds and Guaranteed Interest

   Rate Account (Note 1) ...................................     33,485,562       30,663,531       261,234,185    39,928,673
                                                              -------------     ------------    --------------   -----------
   Total ...................................................     63,690,018       43,168,743       264,660,396    41,253,637
                                                              -------------     ------------    --------------   -----------
 Net increase (decrease) in net assets from
  Contractowners transactions ..............................    129,670,465       82,948,686        41,042,941    23,132,567
                                                              -------------     ------------    --------------   -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
 EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 49
 (Note 5) ..................................................        (40,277)          (7,970)          (35,968)        7,965
                                                              -------------     ------------    --------------   -----------
INCREASE IN NET ASSETS .....................................     94,053,913      143,420,680         4,082,036    42,192,570
NET ASSETS, BEGINNING OF PERIOD ............................    364,269,273      220,848,593        53,791,964    11,599,394
                                                              -------------     ------------    --------------   -----------
NET ASSETS, END OF PERIOD ..................................  $ 458,323,186     $364,269,273    $   57,874,000   $53,791,964
                                                              =============     ============    ==============   ===========

-------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2000

1. General

The Equitable Life Assurance Society of the United States (Equitable Life) Separate Account No. 49 (the "Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The Account commenced operations on October 1, 1996. EQ Advisors Trust ("EQAT" or "Trust") commenced operations May 1, 1997. For periods prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of the Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQAT. EQAT is an open-ended diversified management investment company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives. These financial statements and notes are those of the Account.

Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Alliance Capital Management L.P. ("Alliance") serves as an investment adviser for the Alliance Portfolios (including EQ/Aggressive Stock, EQ/Alliance Premier Growth, EQ/Alliance Technology, EQ Equity 500 Index). Alliance is a limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable Life).

Equitable Distributors, Inc. ("EDI"), is an affiliate of Equitable Life, a distributor and principal underwriter of the Contracts and the Account. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with EDI. EDI receives commissions and other service-related payments under a Distribution Agreement with Equitable Life.

The Account consists of 32 variable investment options of which twenty-eight are reported herein:

o Alliance Common Stock
o Alliance Global
o Alliance Growth Investors
o Alliance High Yield
o Alliance Money Market
o Alliance Small Cap Growth
o Capital Guardian International
o Capital Guardian Research
o Capital Guardian U.S. Equity
o EQ/Aggressive Stock(1)
o EQ/Alliance Premier Growth
o EQ/Alliance Technology
o EQ Equity 500 Index(2)
o EQ International Equity Index(3)
o EQ/Janus Large Cap Growth
o EQ/Putnam Growth & Income Value
o EQ/Putnam International Equity
o EQ/Putnam Investors Growth
o EQ Small Company Index(4)
o FI Mid Cap
o FI Small/Mid Cap Value(5)
o J.P. Morgan Core Bond(6)
o Lazard Large Cap Value
o Lazard Small Cap Value
o MFS Emerging Growth Companies
o MFS Growth with Income
o MFS Research
o Morgan Stanley Emerging Markets Equity

----------
(1) Formerly known as Alliance Aggressive
(2) Formerly known as Alliance Equity Index
(3)  Formerly known as BT International Equity Index
(4) Formerly known as BT Small Company Index
(5) Formerly known as Warburg Pincus Small Company Value
(6) Formerly known as JPM Core Bond Portfolio

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


1. General (Concluded)

On October 6, 2000 Alliance Equity Index Portfolio acquired all the net assets of the BT Equity 500 Index Portfolio pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The Alliance Equity Index Portfolio was renamed EQ Equity 500 Index Portfolio. The substitution was accomplished by a tax-free exchange of 22,576,868 Class IB shares of EQ Equity 500 Index Portfolio (valued at $638,880,004) for the 44,874,712 Class IB shares of BT Equity 500 Index Portfolio outstanding on October 6, 2000. BT Equity 500 Index Portfolio's assets at that date ($638,880,004) were combined with those of EQ Equity 500 Index Portfolio. The aggregate net assets of EQ Equity 500 Index Portfolio and BT Equity 500 Index Portfolio immediately before the substitution were $9,000 and $638,880,004, respectively, resulting in combined net assets of $638,889,004.

The assets in each variable investment option are invested in Class IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each variable investment option, may charge annually up to 0.25% of the average daily net assets of an investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. These fees are reflected in the net asset value of the shares.

The Account is used to fund benefits for variable annuities issued by Equitable Life including the Accumulator, Rollover IRA, Equitable Accumulator, Equitable Accumulator Advisor, Equitable Accumulator Select, Equitable Accumulator Plus and Equitable Accumulator Express deferred variable annuities, which combine the Portfolios in the Account with guaranteed fixed rate options. The Equitable Accumulator, Equitable Accumulator Select and Equitable Accumulator Advisor are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Plus is offered with the same variable investment options for use as a NQ, QP or IRA. Equitable Accumulator Express is offered with the same variable investment options for use as a NQ or IRA. The Equitable Accumulator IRA, NQ, QP and TSA (including Equitable Accumulator Select IRA, NQ, QP and TSA and Equitable Accumulator Plus IRA, NQ and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

Contractowners may allocate amounts in their individual accounts to the variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and fixed maturity options of Separate Account 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law. Equitable Life's General Account is subject to creditor rights. Receivable/payable for policy-related transactions represent amounts due to/from the General Account predominately related to premiums, surrenders and death benefits.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies." Adoption of the new requirements is not expected to have a significant impact on the Account's financial position or earnings.

Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions in EQAT are recorded on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on the Trust investment transactions.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


2. Significant Accounting Policies (Concluded)

No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Asset Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the account for the following charges:


                                                                            ASSET-BASED
                                                          MORTALITY AND   ADMINISTRATION   DISTRIBUTION       CURRENT
                                                          EXPENSE RISKS       CHARGE          CHARGE      AGGREGATE CHARGE
                                                          --------------  --------------  --------------  ----------------
Equitable Accumulator Advisor ........................   0.50%             --             --             0.50%
Equitable Accumulator Express ........................   0.70%           0.25%            --             0.95%
Accumulator and Rollover IRA issued before May 1,
  1997 ...............................................   0.90%           0.30%            --             1.20%
Equitable Accumulator issued after May 1, 1997 .......   1.10%           0.25%            --             1.35%
Equitable Accumulator issued after March 1, 2000 .....   1.10%           0.25%            0.20%          1.55%
Equitable Accumulator Select .........................   1.10%           0.25%            0.25%          1.60%
Equitable Accumulator Plus ...........................   1.10%           0.25%            0.25%          1.60%

These charges may be retained in the Account by Equitable Life and to the extent retained, participate in the net results of the Trust ratably with assets attributable to the Contracts. Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and direct operating expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

Included in the Withdrawals and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges

     Accumulation units issued and redeemed during the periods indicated were:


                                                    YEARS ENDED DECEMBER 31,
                                                    ------------------------
                                                        2000        1999
                                                    -----------   ----------
                                                        (IN THOUSANDS)
ALLIANCE COMMON STOCK
-----------------------------------------------------------------------------
Issued         --   0.50% Unit value (g) ..........      --           --
                    0.95% Unit value (c) ..........       2           --
                    1.20% Unit value ..............       9           23
                    1.35% Unit value ..............     534        1,096
                    1.55% Unit value (d) ..........     212           --
                    1.60% Unit value ..............     448          250
Redeemed       --   0.50% Unit value (g) ..........      --           --
                    0.95% Unit value (c) ..........      --           --
                    1.20% Unit value ..............     (27)         (48)
                    1.35% Unit value ..............    (425)        (294)
                    1.55% Unit value (d) ..........      (8)          --
                    1.60% Unit value ..............     (84)         (30)
ALLIANCE GLOBAL
---------------
Issued         --   1.20% Unit value ..............      11           34
Redeemed       --   1.20% Unit value ..............     (47)        (101)
ALLIANCE GROWTH INVESTORS
-------------------------
Issued         --   1.20% Unit value ..............      10           18
Redeemed       --   1.20% Unit value ..............     (65)         (76)


---------------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on ctober 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                         2000           1999
                                                    -------------   -----------
                                                          (IN THOUSANDS)
ALLIANCE HIGH YIELD
-------------------
Issued         --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          13            --
                    1.20% Unit value ..............           6            12
                    1.35% Unit value ..............       1,209         2,311
                    1.55% Unit value (d) ..........         453            --
                    1.60% Unit value ..............         872           513
Redeemed       --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          --            --
                    1.20% Unit value ..............         (76)         (105)
                    1.35% Unit value ..............      (1,559)       (1,784)
                    1.55% Unit value (d) ..........         (20)           --
                    1.60% Unit value ..............        (234)         (109)
ALLIANCE MONEY MARKET
---------------------
Issued         --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........          45            11
                    1.20% Unit value ..............         228           686
                    1.35% Unit value ..............      13,961        15,862
                    1.55% Unit value (d) ..........       1,399            --
                    1.60% Unit value ..............     150,406        26,214
                    0% Unit value .................         179           937
Redeemed       --   0.50% Unit value (g) ..........          --            --
                    0.95% Unit value (c) ..........         (49)           --
                    1.20% Unit value ..............        (321)         (655)
                    1.35% Unit value ..............     (16,175)      (13,742)
                    1.55% Unit value (d) ..........        (573)           --
                    1.60% Unit value ..............    (146,335)      (20,758)
                    0% Unit value .................        (547)       (2,693)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) Substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                      YEARS ENDED DECEMBER 31,
                                                    ----------------------------
                                                         2000            1999
                                                    --------------   -----------
                                                           (IN THOUSANDS)
ALLIANCE SMALL CAP GROWTH
-------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         24              --
                    1.20% Unit value ..............        157              17
                    1.35% Unit value ..............      4,793           4,083
                    1.55% Unit value (d) ..........      1,341              --
                    1.60% Unit value ..............     29,806           3,531

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         --              --
                    1.20% Unit value ..............        (16)            (69)
                    1.35% Unit value ..............     (2,515)         (3,272)
                    1.55% Unit value (d) ..........        (92)             --
                    1.60% Unit value ..............    (27,435)         (2,924)
CAPITAL GUARDIAN INTERNATIONAL
------------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         28              --
                    1.20% Unit value (b) ..........         16              15
                    1.35% Unit value (b) ..........      2,292           1,600
                    1.55% Unit value (d) ..........      1,096              --
                    1.60% Unit value (b) ..........     16,315           2,036

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         --              --
                    1.20% Unit value (b) ..........         (9)             --
                    1.35% Unit value (b) ..........       (539)           (123)
                    1.55% Unit value (d) ..........        (46)             --
                    1.60% Unit value (b) ..........    (12,087)           (750)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                         2000           1999
                                                    --------------   ---------
                                                          (IN THOUSANDS)
CAPITAL GUARDIAN RESEARCH
-------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        18             --
                    1.20% Unit value (b) ..........         8              3
                    1.35% Unit value (b) ..........     1,362          1,038
                    1.55% Unit value (d) ..........       641             --
                    1.60% Unit value (b) ..........     2,152          1,013
Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        --             --
                    1.20% Unit value (b) ..........        (1)            --
                    1.35% Unit value (b) ..........      (280)           (56)
                    1.55% Unit value (d) ..........       (14)            --
                    1.60% Unit value (b) ..........      (186)           (26)
CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Issued         --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        15             --
                    1.20% Unit value (b) ..........         3              7
                    1.35% Unit value (b) ..........     3,914          3,305
                    1.55% Unit value (d) ..........     1,419             --
                    1.60% Unit value (b) ..........     3,768          2,485
Redeemed       --   0.50% Unit value (g) ..........        --             --
                    0.95% Unit value (c) ..........        --             --
                    1.20% Unit value (b) ..........        (2)            --
                    1.35% Unit value (b) ..........    (2,077)          (398)
                    1.55% Unit value (d) ..........      (108)            --
                    1.60% Unit value (b) ..........      (666)           (49)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                        2000           1999
                                                    -----------   -------------
                                                          (IN THOUSANDS)
EQ/AGGRESSIVE STOCK
-------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........         1            --
                    1.20% Unit value ..............         9            19
                    1.35% Unit value ..............     1,115           535
                    1.55% Unit value (d) ..........       130            --
                    1.60% Unit value ..............     5,168         1,922
Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        --            --
                    1.20% Unit value ..............       (37)          (72)
                    1.35% Unit value ..............    (1,025)         (311)
                    1.55% Unit value (d) ..........       (24)           --
                    1.60% Unit value ..............    (4,889)       (1,797)
EQ/ALLIANCE PREMIER GROWTH
--------------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        55            --
                    1.20% Unit value (b) ..........        70            80
                    1.35% Unit value (b) ..........    11,450         9,349
                    1.55% Unit value (d) ..........     6,491            --
                    1.60% Unit value (b) ..........    34,234         5,784
Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        --            --
                    1.20% Unit value (b) ..........       (35)           (1)
                    1.35% Unit value (d) ..........    (2,765)         (735)
                    1.55% Unit value (b) ..........      (291)           --
                    1.60% Unit value (e) ..........   (22,453)         (154)




----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                         2000           1999
                                                    --------------   ---------
                                                          (IN THOUSANDS)
EQ/ALLIANCE TECHNOLOGY
----------------------
Issued         --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (e) ..........        33           --
                    1.20% Unit value (e) ..........        68           --
                    1.35% Unit value (e) ..........     4,531           --
                    1.55% Unit value (e) ..........     4,383           --
                    1.60% Unit value (e) ..........     6,645           --
Redeemed       --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (e) ..........        --           --
                    1.20% Unit value (e) ..........        (2)          --
                    1.35% Unit value (e) ..........      (718)          --
                    1.55% Unit value (e) ..........      (157)          --
                    1.60% Unit value (e) ..........    (1,140)          --
EQ EQUITY 500 INDEX (H)
-----------------------
Issued         --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (h) ..........         6           --
                    1.20% Unit value ..............        81           --
                    1.35% Unit value (h) ..........    15,089          100
                    1.55% Unit value (h) ..........     1,566           --
                    1.60% Unit value (h) ..........     6,425            6

Redeemed       --   0.50% Unit value (g) ..........        --           --
                    0.95% Unit value (c) ..........        --           --
                    1.20% Unit value ..............        (3)          --
                    1.35% Unit value (a) ..........      (552)          (9)
                    1.55% Unit value (d) ..........       (43)          --
                    1.60% Unit value (a) ..........      (368)          --

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                      YEARS ENDED DECEMBER 31,
                                                    ----------------------------
                                                         2000            1999
                                                    --------------   -----------
                                                           (IN THOUSANDS)
EQ INTERNATIONAL EQUITY INDEX
-----------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........          5              --
                    1.20% Unit value ..............          6             106
                    1.35% Unit value ..............      1,442           2,149
                    1.55% Unit value (d) ..........        448              --
                    1.60% Unit value ..............     21,247           5,002

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         --              --
                    1.20% Unit value ..............        (37)            (64)
                    1.35% Unit value ..............       (953)           (757)
                    1.55% Unit value (d) ..........        (23)             --
                    1.60% Unit value ..............    (19,709)         (4,258)
EQ/JANUS LARGE CAP GROWTH
-------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (f) ..........         11              --
                    1.20% Unit value (f) ..........         30              --
                    1.35% Unit value (f) ..........        799              --
                    1.55% Unit value (f) ..........      1,167              --
                    1.60% Unit value (f) ..........      1,348              --

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (f) ..........         --              --
                    1.20% Unit value (f) ..........         (1)             --
                    1.35% Unit value (f) ..........        (54)             --
                    1.55% Unit value (f) ..........        (33)             --
                    1.60% Unit value (f) ..........        (33)             --
----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                      YEARS ENDED DECEMBER 31,
                                                    ----------------------------
                                                         2000            1999
                                                    --------------   -----------
                                                           (IN THOUSANDS)
EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........          7              --
                    1.20% Unit value ..............         44             134
                    1.35% Unit value ..............      5,731          10,631
                    1.55% Unit value (d) ..........      1,495              --
                    1.60% Unit value ..............      2,006             603

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........           (3)           --
                    1.20% Unit value ..............       (125)           (217)
                    1.35% Unit value ..............     (7,246)         (5,452)
                    1.55% Unit value (d) ..........        (76)             --
                    1.60% Unit value ..............     (1,229)           (339)
EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
Issued         --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........         48              --
                    1.20% Unit value ..............         40             139
                    1.35% Unit value ..............      7,716           9,349
                    1.55% Unit value (d) ..........      2,189              --
                    1.60% Unit value ..............     73,851          13,767

Redeemed       --   0.50% Unit value (g) ..........         --              --
                    0.95% Unit value (c) ..........           (1)           --
                    1.20% Unit value ..............        (58)           (130)
                    1.35% Unit value ..............     (5,666)         (6,173)
                    1.55% Unit value (d) ..........        (79)             --
                    1.60% Unit value ..............    (72,589)        (13,418)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                         2000           1999
                                                    -------------   -----------
                                                          (IN THOUSANDS)
EQ/PUTNAM INVESTORS GROWTH
--------------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        15              --
                    1.20% Unit value ..............        39             178
                    1.35% Unit value ..............     4,859           9,638
                    1.55% Unit value (d) ..........     1,987              --
                    1.60% Unit value ..............     4,436             482
Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............       (49)            (93)
                    1.35% Unit value ..............    (2,943)         (2,556)
                    1.55% Unit value (d) ..........       (86)             --
                    1.60% Unit value ..............    (3,354)           (188)
EQ SMALL COMPANY INDEX
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        10              --
                    1.20% Unit value ..............         1              29
                    1.35% Unit value ..............     1,256           2,039
                    1.55% Unit value (d) ..........       279              --
                    1.60% Unit value ..............     3,665           1,821
Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............        (1)            (29)
                    1.35% Unit value ..............      (839)           (727)
                    1.55% Unit value (d) ..........        (9)             --
                    1.60% Unit value ..............    (2,805)         (1,510)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                      ARS ENDED DECEMBER
                                                    YE      31,
                                                    -------------------
                                                        2000       1999
                                                    -----------   -----
                                                      (IN THOUSANDS)
FI MID CAP
----------
Issued         --   0.50% Unit value (g) ..........      --         --
                    0.95% Unit value (f) ..........       3         --
                    1.20% Unit value (f) ..........       8         --
                    1.35% Unit value (f) ..........     677         --
                    1.55% Unit value (f) ..........     655         --
                    1.60% Unit value (f) ..........     910         --

Redeemed       --   0.50% Unit value (g) ..........      --         --
                    0.95% Unit value (f) ..........      --         --
                    1.20% Unit value (f) ..........      --         --
                    1.35% Unit value (f) ..........     (38)        --
                    1.55% Unit value (f) ..........     (45)        --
                    1.60% Unit value (f) ..........    (292)        --
FI SMALL/MID CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........      --         --
                    0.95% Unit value (f) ..........      --         --
                    1.20% Unit value (f) ..........       9         --
                    1.35% Unit value (f) ..........     247         --
                    1.55% Unit value (f) ..........     199         --
                    1.60% Unit value (f) ..........     527         --

Redeemed       --   0.50% Unit value (g) ..........      --         --
                    0.95% Unit value (f) ..........      --         --
                    1.20% Unit value (f) ..........      --         --
                    1.35% Unit value (f) ..........     (24)        --
                    1.55% Unit value (f) ..........      (1)        --
                    1.60% Unit value (f) ..........    (276)        --

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                    YEARS ENDED DECEMBER 31,
                                                    -------------------------
                                                        2000          1999
                                                    -----------   -----------
                                                         (IN THOUSANDS)
J.P. MORGAN CORE BOND
---------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        45            --
                    1.20% Unit value ..............        38            62
                    1.35% Unit value ..............     4,674         9,128
                    1.55% Unit value (d) ..........     1,485            --
                    1.60% Unit value ..............     4,012         1,905

Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........       (11)           --
                    1.20% Unit value ..............       (36)          (21)
                    1.35% Unit value ..............    (3,907)       (4,951)
                    1.55% Unit value (d) ..........       (58)           --
                    1.60% Unit value ..............      (926)         (258)
LAZARD LARGE CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        11            --
                    1.20% Unit value ..............        31            46
                    1.35% Unit value ..............     3,327         5,593
                    1.55% Unit value (d) ..........     1,173            --
                    1.60% Unit value ..............     2,803         1,453

Redeemed       --   0.50% Unit value (g) ..........        --            --
                    0.95% Unit value (c) ..........        --            --
                    1.20% Unit value ..............       (24)          (22)
                    1.35% Unit value ..............    (2,650)       (1,861)
                    1.55% Unit value (d) ..........       (54)           --
                    1.60% Unit value ..............      (635)         (236)
----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                         2000           1999
                                                    -------------   -----------
                                                          (IN THOUSANDS)
LAZARD SMALL CAP VALUE
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........         9              --
                    1.20% Unit value ..............        29              52
                    1.35% Unit value ..............     2,248           4,298
                    1.55% Unit value (d) ..........       628              --
                    1.60% Unit value ..............     4,251             851

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............        (7)            (58)
                    1.35% Unit value ..............    (1,808)         (2,257)
                    1.55% Unit value (d) ..........       (40)             --
                    1.60% Unit value ..............    (3,130)           (207)
MFS EMERGING GROWTH COMPANIES
-----------------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        35              --
                    1.20% Unit value ..............       181             220
                    1.35% Unit value ..............     6,459           7,480
                    1.55% Unit value (d) ..........     2,300              --
                    1.60% Unit value ..............    20,372           1,757

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value ..............      (194)           (169)
                    1.35% Unit value ..............    (4,057)         (2,927)
                    1.55% Unit value (d) ..........      (189)             --
                    1.60% Unit value ..............   (16,293)           (277)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).




THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Continued)


   Accumulation units issued and redeemed during the periods indicated were:


                                                      YEARS ENDED DECEMBER 31,
                                                    -----------------------------
                                                         2000            1999
                                                    -------------   -------------
                                                           (IN THOUSANDS)
MFS GROWTH WITH INCOME
----------------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........         2              --
                    1.20% Unit value (a) ..........        12              36
                    1.35% Unit value (a) ..........     4,529           6,901
                    1.55% Unit value (d) ..........     2,355              --
                    1.60% Unit value (d) ..........     5,042           2,970

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value (a) ..........        (2)             (5)
                    1.35% Unit value (a) ..........    (1,622)           (868)
                    1.55% Unit value (d) ..........       (93)             --
                    1.60% Unit value (a) ..........      (896)            (64)
MFS RESEARCH
------------
Issued         --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        34              --
                    1.20% Unit value ..............        48              57
                    1.35% Unit value ..............     4,146           7,161
                    1.55% Unit value (d) ..........     2,175              --
                    1.60% Unit value ..............     4,833           1,495

Redeemed       --   0.50% Unit value (g) ..........        --              --
                    0.95% Unit value (c) ..........        --              --
                    1.20% Unit value (c) ..........       (66)            (81)
                    1.35% Unit value ..............    (2,995)         (2,823)
                    1.55% Unit value (d) ..........      (100)             --
                    1.60% Unit value ..............      (641)           (180)


----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


4. Contributions, Transfers and Charges (Concluded)


   Accumulation units issued and redeemed during the periods indicated were:


                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                        2000           1999
                                                    ------------   -----------
                                                          (IN THOUSANDS)
MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Issued         --   0.50% Unit value (g) ..........         --            --
                    0.95% Unit value (c) ..........          8            --
                    1.20% Unit value ..............        140            94
                    1.35% Unit value ..............      5,390         6,068
                    1.55% Unit value (d) ..........        914            --
                    1.60% Unit value ..............     26,862         2,680

Redeemed       --   0.50% Unit value (g) ..........         --            --
                    0.95% Unit value (c) ..........         --            --
                    1.20% Unit value ..............       (137)          (58)
                    1.35% Unit value ..............     (4,258)       (4,014)
                    1.55% Unit value (d) ..........        (33)           --
                    1.60% Unit value ..............    (24,865)       (1,921)

----------
(a) Units were made available for sale on January 4, 1999.
(b) Units were made available for sale on May 1, 1999.
(c) Units were made available for sale on September 27, 1999.
(d) Units were made available for sale on March 1, 2000.
(e) Units were made available for sale on May 1, 2000.
(f) Units were made available for sale on September 5, 2000.
(g) Units were made available for sale on October 2, 2000.
(h) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for saleon October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


5. Amounts retained by Equitable Life in Separate Account No. 49

The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges and Asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges.

Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

The following table shows the surplus contributions (withdrawals) by Equitable Life by investment fund:


                                                        YEARS ENDED DECEMBER 31,
                                                   ----------------------------------
                 INVESTMENT FUND                         2000               1999
                 ---------------                   ----------------    --------------
Alliance Common Stock ..........................      (12,283,818)       (8,063,693)
Alliance Global ................................         (170,409)         (169,262)
Alliance Growth Investors ......................         (235,200)         (255,452)
Alliance High Yield ............................       (2,200,388)       (2,061,967)
Alliance Money Market ..........................       (5,172,804)       (2,860,935)
Alliance Small Cap Growth ......................       (2,792,985)       (1,087,838)
Capital Guardian International (b) .............       (5,165,725)        3,232,008
Capital Guardian Research (b) ..................       (4,196,810)        3,305,423
Capital Guardian U.S. Equity (b) ...............       (4,450,254)        3,265,661
EQ/Aggressive Stock ............................       (1,982,110)       (1,283,639)
EQ/Alliance Premier Growth (b) .................       (6,589,580)        1,510,399
EQ/Alliance Technology (c) .....................         (135,683)               --
EQ Equity 500 Index ............................       (1,541,722)       (4,641,629)
EQ International Equity Index ..................      (15,179,290)       (6,529,762)
EQ/Janus Large Cap Growth (d) ..................          499,138                --
EQ/Putnam Growth & Income Value ................       (5,237,499)       (5,285,431)
EQ/Putnam International Equity .................       (4,753,880)       (2,651,496)
EQ/Putnam Investors Growth .....................       (5,253,661)       (3,745,839)
EQ Small Company Index .........................       (6,108,171)       (4,978,663)
FI Mid Cap (d) .................................          499,809                --
FI Small/Mid Cap Value (d) .....................             (276)               --
J.P. Morgan Core Bond ..........................       (2,691,910)       (6,750,279)
Lazard Large Cap Value .........................       (2,182,731)       (4,407,638)
Lazard Small Cap Value .........................       (2,243,422)       (4,288,024)
MFS Emerging Growth Companies ..................       (7,835,974)       (3,063,255)
MFS Growth with Income (a) .....................       (5,573,107)        2,481,980
MFS Research ...................................       (6,188,580)       (3,741,923)
Morgan Stanley Emerging Markets Equity .........       (1,096,200)         (305,499)

----------
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.
(c) Commenced operations on May 2, 2000.
(d) Commenced operations on September 5, 2000.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values

   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,

                                                              ----------------------------------------------------------------
                                                                  2000         1999         1998         1997         1996
                                                              --------------- ---------- ----------- ------------  -----------
ALLIANCE COMMON STOCK
---------------------
0.50% Unit value, beginning of period (k) ...................   $ 342.22           --           --           --           --
0.50% Unit value, end of period (k) .........................   $ 306.09           --           --           --           --
0.95% Unit value, beginning of period (g) ...................   $ 321.89     $ 273.23           --           --           --
0.95% Unit value, end of period (g) .........................   $ 273.42     $ 321.89           --           --           --
1.20% Unit value, beginning of period .......................   $ 303.01     $ 245.58     $ 192.60     $ 151.23     $ 139.82
1.20% Unit value, end of period .............................   $ 256.74     $ 303.01     $ 245.58     $ 192.60     $ 151.23
1.35% Unit value, beginning of period (a) ...................   $ 292.20     $ 237.18     $ 186.29     $ 146.89           --
1.35% Unit value, end of period (a) .........................   $ 247.21     $ 292.20     $ 237.18     $ 186.29           --
1.55% Unit value, beginning of period (h) ...................   $ 271.04           --           --           --           --
1.55% Unit value, end of period (h) .........................   $ 235.03           --           --           --           --
1.60% Unit value, beginning of period (b) ...................   $ 275.01     $ 223.79     $ 176.22     $ 172.77           --
1.60% Unit value, end of period (b) .........................   $ 232.08     $ 275.01     $ 223.79     $ 176.22           --
Number of units outstanding, end of period (000's):
 0.50% ......................................................         --           --           --           --           --
 0.95% ......................................................          2           --           --           --           --
 1.20% ......................................................        188          205          230          240            8
 1.35% ......................................................      2,453        2,344        1,542          434           --
 1.55% ......................................................        204           --           --           --           --
 1.60% ......................................................        618          255           35            1           --
ALLIANCE GLOBAL
---------------
1.20% Unit value, beginning of period .......................   $  45.25     $  33.15     $  27.61     $  25.12     $  26.00
1.20% Unit value, end of period .............................   $  36.27     $  45.25     $  33.15     $  27.61     $  25.12
Number of units outstanding, end of period (000's):
 1.20% ......................................................        318          355          422          464            9

ALLIANCE GROWTH INVESTORS
-------------------------
1.20% Unit value, beginning of period .......................   $  44.08     $  35.33     $  30.09     $  26.15     $  25.06
1.20% Unit value, end of period .............................   $  40.53     $  44.08     $  35.33     $  30.09     $  26.15
Number of units outstanding, end of period (000's):
 1.20% ......................................................        441          496          554          598           16
----------
(a) Units were made available for sale on May 1, 1997
(h) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on October 1, 1997.
(i) Units were made available for sale on May 1, 2000.
(c) Units were made available for sale on January 1, 1998.
(j) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on December 31, 1998.
(k) Units were made available for sale on October 2, 2000.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                  2000        1999        1998        1997        1996
                                                              ------------- ---------- ----------- ------------  --------
ALLIANCE HIGH YIELD
-------------------
0.50% Unit value, beginning of period (k) ...................   $ 28.72          --          --          --          --
0.50% Unit value, end of period (k) .........................   $ 26.95          --          --          --          --
0.95% Unit value, beginning of period (g) ...................   $ 28.03     $ 28.12          --          --          --
0.95% Unit value, end of period (g) .........................   $ 25.30     $ 28.03          --          --          --
1.20% Unit value, beginning of period .......................   $ 27.13     $ 28.48     $ 30.46     $ 26.09     $ 25.33
1.20% Unit value, end of period .............................   $ 24.42     $ 27.13     $ 28.48     $ 30.46     $ 26.09
1.35% Unit value, beginning of period (a) ...................   $ 26.59     $ 27.96     $ 29.96     $ 26.35          --
1.35% Unit value, end of period (a) .........................   $ 23.90     $ 26.59     $ 27.96     $ 29.96          --
1.55% Unit value, beginning of period (h) ...................   $ 26.21          --          --          --          --
1.55% Unit value, end of period (h) .........................   $ 23.23          --          --          --          --
1.60% Unit value, beginning of period (b) ...................   $ 25.73     $ 27.12     $ 29.13     $ 28.79          --
1.60% Unit value, end of period (b) .........................   $ 23.07     $ 25.73     $ 27.12     $ 29.13          --
Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................        13          --          --          --          --
 1.20% ......................................................       260         329         422         439          24
 1.35% ......................................................     4,697       5,048       4,521       1,256          --
 1.55% ......................................................       432          --          --          --          --
 1.60% ......................................................     1,211         574         170           2          --
ALLIANCE MONEY MARKET
---------------------
0.50% Unit value, beginning of period (k) ...................   $ 32.62          --          --          --          --
0.50% Unit value, end of period (k) .........................   $ 33.08          --          --          --          --
0.95% Unit value, beginning of period (g) ...................   $ 28.85     $ 28.53          --          --          --
0.95% Unit value, end of period (g) .........................   $ 30.29     $ 28.85          --          --          --
1.20% Unit value, beginning of period .......................   $ 27.54     $ 26.62     $ 25.64     $ 24.68     $ 24.43
1.20% Unit value, end of period .............................   $ 28.84     $ 27.54     $ 26.62     $ 25.64     $ 24.68
1.35% Unit value, beginning of period (a) ...................   $ 26.78     $ 25.92     $ 25.00     $ 24.38          --
1.35% Unit value, end of period (a) .........................   $ 28.00     $ 26.78     $ 25.92     $ 25.00          --
1.55% Unit value, beginning of period (h) ...................   $ 25.95          --          --          --          --
1.55% Unit value, end of period (h) .........................   $ 26.91          --          --          --          --
1.60% Unit value, beginning of period (b) ...................   $ 25.55     $ 24.80     $ 23.98     $ 23.78          --
1.60% Unit value, end of period (b) .........................   $ 26.65     $ 25.55     $ 24.80     $ 23.98          --
0% Unit value, beginning of period (a) ......................   $ 34.41     $ 32.86     $ 31.27     $ 30.21          --
0% Unit value, end of period (a) ............................   $ 36.47     $ 34.41     $ 32.86     $ 31.27          --
Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................         8          11          --          --          --
 1.20% ......................................................       266         360         329         359         127
 1.35% ......................................................     5,065       7,278       5,158        1153          --
 1.55% ......................................................       826          --          --          --          --
 1.60% ......................................................     9,875       5,805         349          --          --
 0% .........................................................       109         477       2,233         947          --
----------
(a) Units were made available for sale on May 1, 1997
(h) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on October 1, 1997.
(i) Units were made available for sale on May 1, 2000.
(c) Units were made available for sale on January 1, 1998.
(j) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on December 31, 1998.
(k) Units were made available for sale on October 2, 2000.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

                                      A-38



THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                  ------------- ---------- ----------- ------------  --------
ALLIANCE SMALL CAP GROWTH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 19.92            --            --            --      --
0.50% Unit value, end of period (k) .........................     $ 17.22            --            --            --      --
0.95% Unit value, beginning of period (g) ...................     $ 15.04       $ 11.50            --            --      --
0.95% Unit value, end of period (g) .........................     $ 16.93       $ 15.04            --            --      --
1.20% Unit value, beginning of period (a) ...................     $ 14.94       $ 11.85       $ 12.55       $ 10.00      --
1.20% Unit value, end of period (a) .........................     $ 16.78       $ 14.94       $ 11.85       $ 12.55      --
1.35% Unit value, beginning of period (a) ...................     $ 14.88       $ 11.82       $ 12.54       $ 10.00      --
1.35% Unit value, end of period (a) .........................     $ 16.68       $ 14.88       $ 11.82       $ 12.54      --
1.55% Unit value, beginning of period (h) ...................     $ 18.99            --            --            --      --
1.55% Unit value, end of period (h) .........................     $ 16.56            --            --            --      --
1.60% Unit value, beginning of period (b) ...................     $ 14.78       $ 11.77       $ 12.52       $ 13.22      --
1.60% Unit value, end of period (b) .........................     $ 16.53       $ 14.78       $ 11.77       $ 12.52      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          24            --            --            --      --
 1.20% ......................................................         191            50           102            89      --
 1.35% ......................................................       9,189         6,912         6,101         2,521      --
 1.55% ......................................................       1,248            --            --            --      --
 1.60% ......................................................       3,189           818           211            --      --
CAPITAL GUARDIAN INTERNATIONAL
------------------------------
0.50% Unit value, beginning of period (k) ...................     $ 12.16            --            --            --      --
0.50% Unit value, end of period (k) .........................     $ 11.30            --            --            --      --
0.95% Unit value, beginning of period (g) ...................     $ 14.00       $ 10.85            --            --      --
0.95% Unit value, end of period (g) .........................     $ 11.22       $ 14.00            --            --      --
1.20% Unit value, beginning of period (f) ...................     $ 13.97       $ 10.00            --            --      --
1.20% Unit value, end of period (f) .........................     $ 11.17       $ 13.97            --            --      --
1.35% Unit value, beginning of period (f) ...................     $ 13.96       $ 10.00            --            --      --
1.35% Unit value, end of period (f) .........................     $ 11.14       $ 13.96            --            --      --
1.55% Unit value, beginning of period (h) ...................     $ 14.26            --            --            --      --
1.55% Unit value, end of period (h) .........................     $ 11.10            --            --            --      --
1.60% Unit value, beginning of period (f) ...................     $ 13.93       $ 10.00            --            --      --
1.60% Unit value, end of period (f) .........................     $ 11.09       $ 13.93            --            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          28            --            --            --      --
 1.20% ......................................................          23            15            --            --      --
 1.35% ......................................................       3,230         1,477            --            --      --
 1.55% ......................................................       1,050            --            --            --      --
 1.60% ......................................................       5,514         1,286            --            --      --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                             YEARS ENDED DECEMBER 31,
                                                                ==================================================
                                                                    2000         1999       1998     1997     1996
                                                                ===========   ==========   ======   ======   =====
CAPITAL GUARDIAN RESEARCH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 11.18           --     --       --       --
0.50% Unit value, end of period (k) .........................     $ 11.25           --     --       --       --
0.95% Unit value, beginning of period (g) ...................     $ 10.64      $  9.53     --       --       --
0.95% Unit value, end of period (g) .........................     $ 11.16      $ 10.64     --       --       --
1.20% Unit value, beginning of period (f) ...................     $ 10.62      $ 10.00     --       --       --
1.20% Unit value, end of period (f) .........................     $ 11.12      $ 10.62     --       --       --
1.35% Unit value, beginning of period (f) ...................     $ 10.61      $ 10.00     --       --       --
1.35% Unit value, end of period (f) .........................     $ 11.09      $ 10.61     --       --       --
1.55% Unit value, beginning of period (h) ...................     $ 10.40           --     --       --       --
1.55% Unit value, end of period (h) .........................     $ 11.05           --     --       --       --
1.60% Unit value, beginning of period (f) ...................     $ 10.60      $ 10.00     --       --       --
1.60% Unit value, end of period (f) .........................     $ 11.04      $ 10.60     --       --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --     --       --       --
 0.95% ......................................................          18           --     --       --       --
 1.20% ......................................................          10            3     --       --       --
 1.35% ......................................................       2,064          982     --       --       --
 1.55% ......................................................         628           --     --       --       --
 1.60% ......................................................       2,953          987     --       --       --
CAPITAL GUARDIAN U.S. EQUITY
----------------------------
0.50% Unit value, beginning of period (k) ...................     $ 10.01           --     --       --       --
0.50% Unit value, end of period (k) .........................     $ 10.66           --     --       --       --
0.95% Unit value, beginning of period (g) ...................     $ 10.31      $  9.58     --       --       --
0.95% Unit value, end of period (g) .........................     $ 10.58      $ 10.31     --       --       --
1.20% Unit value, beginning of period (f) ...................     $ 10.29      $ 10.00     --       --       --
1.20% Unit value, end of period (f) .........................     $ 10.53      $ 10.29     --       --       --
1.35% Unit value, beginning of period (f) ...................     $ 10.28      $ 10.00     --       --       --
1.35% Unit value, end of period (f) .........................     $ 10.50      $ 10.28     --       --       --
1.55% Unit value, beginning of period (h) ...................     $  9.70           --     --       --       --
1.55% Unit value, end of period (h) .........................     $ 10.47           --     --       --       --
1.60% Unit value, beginning of period (f) ...................     $ 10.26      $ 10.00     --       --       --
1.60% Unit value, end of period (f) .........................     $ 10.46      $ 10.26     --       --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --     --       --       --
 0.95% ......................................................          15           --     --       --       --
 1.20% ......................................................           8            7     --       --       --
 1.35% ......................................................       4,745        2,907     --       --       --
 1.55% ......................................................       1,311           --     --       --       --
 1.60% ......................................................       5,538        2,436     --       --       --
----------
(a) Units were made available for sale on May 1, 1997
(h) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on October 1, 1997.
(i) Units were made available for sale on May 1, 2000.
(c) Units were made available for sale on January 1, 1998.
(j) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on December 31, 1998.
(k) Units were made available for sale on October 2, 2000.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,

                                                              -----------------------------------------------------------
                                                                  2000        1999        1998        1997        1996
                                                              ------------  ------------ ---------  ----------  ---------
EQ/AGGRESSIVE STOCK
-------------------
0.50% Unit value, beginning of period (k) ...................  $  91.33          --          --          --          --
0.50% Unit value, end of period (k) .........................  $  78.83          --          --          --          --
0.95% Unit value, beginning of period (g) ...................  $  85.83     $ 69.85          --          --          --
0.95% Unit value, end of period (g) .........................  $  73.67     $ 85.83          --          --          --
1.20% Unit value, beginning of period .......................  $  82.86     $ 70.74     $ 71.57     $ 65.53     $ 64.24
1.20% Unit value, end of period .............................  $  70.94     $ 82.86     $ 70.74     $ 71.57     $ 65.53
1.35% Unit value, beginning of period (a) ...................  $  81.12     $ 69.37     $ 70.28     $ 61.42          --
1.35% Unit value, end of period (a) .........................  $  69.35     $ 81.12     $ 69.37     $ 70.28          --
1.55% Unit value, beginning of period (h) ...................  $  75.75          --          --          --          --
1.55% Unit value, end of period (h) .........................  $  67.28          --          --          --          --
1.60% Unit value, beginning of period (b) ...................  $  78.30     $ 67.13     $ 68.19     $ 75.44          --
1.60% Unit value, end of period (b) .........................  $  66.77     $ 78.30     $ 67.13     $ 68.19          --
Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................         1          --          --          --          --
 1.20% ......................................................       185         213         266         279           9
 1.35% ......................................................     1,253       1,163         939         380          --
 1.55% ......................................................       106          --          --          --          --
 1.60% ......................................................       420         141          16          --          --
EQ/ALLIANCE PREMIER GROWTH
--------------------------
0.50% Unit value, beginning of period (k) ...................  $  11.23          --          --          --          --
0.50% Unit value, end of period (k) .........................  $   9.63          --          --          --          --
0.95% Unit value, beginning of period (g) ...................  $  11.82     $  9.86          --          --          --
0.95% Unit value, end of period (g) .........................  $   9.56     $ 11.82          --          --          --
1.20% Unit value, beginning of period (f) ...................  $  11.80     $ 10.00          --          --          --
1.20% Unit value, end of period (f) .........................  $   9.52     $ 11.80          --          --          --
1.35% Unit value, beginning of period (f) ...................  $  11.79     $ 10.00          --          --          --
1.35% Unit value, end of period (f) .........................  $   9.49     $ 11.79          --          --          --
1.55% Unit value, beginning of period (h) ...................  $  11.15          --          --          --          --
1.55% Unit value, end of period (h) .........................  $   9.46          --          --          --          --
1.60% Unit value, beginning of period (f) ...................  $  11.77     $ 10.00          --          --          --
1.60% Unit value, end of period (f) .........................  $   9.45     $ 11.77          --          --          --
Number of units outstanding, end of period (000's):
 0.50% ......................................................        --          --          --          --          --
 0.95% ......................................................        54          --          --          --          --
 1.20% ......................................................       114          79          --          --          --
 1.35% ......................................................    17,298       8,614          --          --          --
 1.55% ......................................................     6,200          --          --          --          --
 1.60% ......................................................    17,412       5,630          --          --          --
----------
(a) Units were made available for sale on May 1, 1997
(h) Units were made available for sale on March 1, 2000.
(b) Units were made available for sale on October 1, 1997.
(i) Units were made available for sale on May 1, 2000.
(c) Units were made available for sale on January 1, 1998.
(j) Units were made available for sale on September 5, 2000.
(d) Units were made available for sale on December 31, 1998.
(k) Units were made available for sale on October 2, 2000.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                --------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                ------------  ------------    ---------  ----------  ---------
EQ/ALLIANCE TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------
0.50% Unit value, beginning of period (k) ...................    $  10.00            --            --            --      --
0.50% Unit value, end of period (k) .........................    $   6.65            --            --            --      --
0.95% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
0.95% Unit value, end of period (i) .........................    $   6.63            --            --            --      --
1.20% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.20% Unit value, end of period (i) .........................    $   6.62            --            --            --      --
1.35% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.35% Unit value, end of period (i) .........................    $   6.61            --            --            --      --
1.55% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.55% Unit value, end of period (i) .........................    $   6.61            --            --            --      --
1.60% Unit value, beginning of period (i) ...................    $  10.00            --            --            --      --
1.60% Unit value, end of period (i) .........................    $   6.60            --            --            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          33            --            --            --      --
 1.20% ......................................................          66            --            --            --      --
 1.35% ......................................................       3,814            --            --            --      --
 1.55% ......................................................       4,225            --            --            --      --
 1.60% ......................................................       5,505            --            --            --      --
EQ EQUITY 500 INDEX (I)
--------------------------------------------------------------------------------------------------------------------------------
0.50% Unit Value, beginning of period (k) ...................    $  32.42            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  29.88            --            --            --      --
0.95% Unit value, beginning of period (l) ...................    $  30.89            --            --            --      --
0.95% Unit value, end of period (l) .........................    $  28.97            --            --            --      --
1.20% Unit value, beginning of period (l) ...................    $  30.38            --            --            --      --
1.20% Unit value, end of period (l) .........................    $  28.47            --            --            --      --
1.35% Unit value, beginning of period (a) ...................    $  31.67       $ 26.73       $ 21.21       $ 17.51      --
1.35% Unit value, beginning of period (a) ...................    $  28.18       $ 31.67       $ 26.73       $ 21.21      --
1.55% Unit value, beginning of period (l) ...................    $  29.68            --            --            --      --
1.55% Unit value, end of period (l) .........................    $  27.79            --            --            --      --
1.60% Unit value, beginning of period (l) ...................    $  29.58            --            --            --      --
1.60% Unit value, end of period (l) .........................    $  27.69            --            --            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           6            --            --            --      --
 1.20% ......................................................          78            --            --            --      --
 1.35% ......................................................      14,537            --            --            --
 1.55% ......................................................       1,524            --            --            --      --
 1.60% ......................................................       6,057            --            --            --      --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                                YEARS ENDED DECEMBER 31,
                                                               ---------------------------------------------------------
                                                                    2000          1999          1998       1997     1996
                                                                ------------  ------------ ---------  ----------  -------
EQ INTERNATIONAL EQUITY INDEX
-----------------------------
0.50% Unit value, beginning of period (k) ...................     $ 12.96            --            --     --       --
0.50% Unit value, end of period (k) .........................     $ 12.42            --            --     --       --
0.95% Unit value, beginning of period (g) ...................     $ 15.02       $ 12.60            --     --       --
0.95% Unit value, end of period (g) .........................     $ 12.26       $ 15.02            --     --       --
1.20% Unit value, beginning of period (c) ...................     $ 14.94       $ 11.87       $ 10.00     --       --
1.20% Unit value, end of period (c) .........................     $ 12.16       $ 14.94       $ 11.87     --       --
1.35% Unit value, beginning of period (c) ...................     $ 14.90       $ 11.85       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................     $ 12.11       $ 14.90       $ 11.85     --       --
1.55% Unit value, beginning of period (h) ...................     $ 14.45            --            --     --       --
1.55% Unit value, end of period (h) .........................     $ 12.04            --            --     --       --
1.60% Unit value, beginning of period (c) ...................     $ 14.82       $ 11.82       $ 10.00     --       --
1.60% Unit value, end of period (c) .........................     $ 12.02       $ 14.82       $ 11.82     --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................           5            --            --     --       --
 1.20% ......................................................          19            51             9     --       --
 1.35% ......................................................       3,708         3,219         1,827     --       --
 1.55% ......................................................         425            --            --     --       --
 1.60% ......................................................       2,531           992           248     --       --
EQ/JANUS LARGE CAP GROWTH
-------------------------
0.50% Unit value, beginning of period (k) ...................     $ 10.00            --            --     --       --
0.50% Unit value, end of period (k) .........................     $  8.42            --            --     --       --
0.95% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
0.95% Unit value, end of period (j) .........................     $  8.41            --            --     --       --
1.20% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.20% Unit value, end of period (j) .........................     $  8.40            --            --     --       --
1.35% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.35% Unit value, end of period (j) .........................     $  8.39            --            --     --       --
1.55% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.55% Unit value, end of period (j) .........................     $  8.39            --            --     --       --
1.60% Unit value, beginning of period (j) ...................     $ 10.00            --            --     --       --
1.60% Unit value, end of period (j) .........................     $  8.39            --            --     --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          10            --            --     --       --
 1.20% ......................................................          29            --            --     --       --
 1.35% ......................................................         745            --            --     --       --
 1.55% ......................................................       1,134            --            --     --       --
 1.60% ......................................................       1,315            --            --     --       --



----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                -------------  ------------    ---------  ----------  -------
EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
0.50% Unit value, beginning of period (k) ...................    $  13.11            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  13.56            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  12.61      $  12.40            --            --      --
0.95% Unit value, end of period (g) .........................    $  13.34      $  12.61            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  12.52      $  12.85      $  11.53       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  13.21      $  12.52      $  12.85       $ 11.53      --
1.35% Unit value, beginning of period (a) ...................    $  12.47      $  12.82      $  11.52       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  13.14      $  12.47      $  12.82       $ 11.52      --
1.55% Unit value, beginning of period (h) ...................    $  11.11            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  13.04            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  12.39      $  12.76      $  11.50       $ 11.63      --
1.60% Unit value, end of period (b) .........................    $  13.02      $  12.39      $  12.76       $ 11.50      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................           4            --            --            --      --
 1.20% ......................................................         341           423           506           383      --
 1.35% ......................................................      28,008        29,522        24,343         8,113      --
 1.55% ......................................................       1,419            --            --            --      --
 1.60% ......................................................       1,755           978           714            17      --
EQ/PUTNAM INTERNATIONAL EQUITY
------------------------------
0.50% Unit value, beginning of period (k) ...................    $  18.65            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  18.06            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  20.45      $  14.84            --            --      --
0.95% Unit value, end of period (g) .........................    $  17.77      $  20.45            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  20.32      $  12.83      $  10.87       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  17.60      $  20.32      $  12.83       $ 10.87      --
1.35% Unit value, beginning of period (a) ...................    $  20.23      $  12.80      $  10.86       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  17.50      $  20.23      $  12.80       $ 10.86      --
1.55% Unit value, beginning of period (h) ...................    $  21.04            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  17.37            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  20.10      $  12.75      $  10.84       $ 11.52      --
1.60% Unit value, end of period (b) .........................    $  17.34      $  20.10      $  12.75       $ 10.84      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          47            --            --            --      --
 1.20% ......................................................         182           199           190           187      --
 1.35% ......................................................      15,833        13,783        10,607         4,609      --
 1.55% ......................................................       2,110            --            --            --      --
 1.60% ......................................................       2,033           771           422             4      --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                -------------------------------------------------------------
                                                                    2000          1999          1998          1997       1996
                                                                 ------------  ------------    ---------  ----------  -------
EQ/PUTNAM INVESTORS GROWTH
--------------------------
0.50% Unit value, beginning of period (k) ...................    $  20.80            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  17.87            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  21.58      $  17.24            --            --      --
0.95% Unit value, end of period (g) .........................    $  17.57      $  21.58            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  21.43      $  16.65      $  12.37       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  17.41      $  21.43      $  16.65       $ 12.37      --
1.35% Unit value, beginning of period (a) ...................    $  21.35      $  16.61      $  12.35       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  17.32      $  21.35      $  16.61       $ 12.35      --
1.55% Unit value, beginning of period (h) ...................    $  20.40            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  17.19            --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  21.20      $  16.54      $  12.33       $ 12.12      --
1.60% Unit value, end of period (b) .........................    $  17.16      $  21.20      $  16.54       $ 12.33      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          15            --            --            --      --
 1.20% ......................................................         235           245           160           124      --
 1.35% ......................................................      19,069        17,154        10,072         2,581      --
 1.55% ......................................................       1,902            --            --            --      --
 1.60% ......................................................       1,658           576           282            --      --
EQ SMALL COMPANY INDEX
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.82            --            --            --      --
0.50% Unit value, end of period (k) .........................    $  11.22            --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  11.57      $   9.67            --            --      --
0.95% Unit value, end of period (g) .........................    $  11.07      $  11.57            --            --      --
1.20% Unit value, beginning of period (c) ...................    $  11.51      $   9.65      $  10.00            --      --
1.20% Unit value, end of period (c) .........................    $  10.99      $  11.51      $   9.65            --      --
1.35% Unit value, beginning of period (c) ...................    $  11.48      $   9.64      $  10.00            --      --
1.35% Unit value, end of period (c) .........................    $  10.94      $  11.48      $   9.64            --      --
1.55% Unit value, beginning of period (h) ...................    $  13.18            --            --            --      --
1.55% Unit value, end of period (h) .........................    $  10.87            --            --            --      --
1.60% Unit value, beginning of period (c) ...................    $  11.42      $   9.61      $  10.00            --      --
1.60% Unit value, end of period (c) .........................    $  10.86      $  11.42      $   9.61            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --            --      --
 0.95% ......................................................          10            --            --            --      --
 1.20% ......................................................          18            18            18            --      --
 1.35% ......................................................       3,340         2,922         1,610            --      --
 1.55% ......................................................         270            --            --            --      --
 1.60% ......................................................       1,382           522           211            --      --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                          YEARS ENDED DECEMBER 31,
                                                                 ----------------------------------------------
                                                                   2000       1999     1998     1997     1996
                                                                 ----------  -------- -------- -------- -------
FI MID CAP
----------
0.50% Unit value, beginning of period (k) ...................    $  9.96     --       --       --       --
0.50% Unit value, end of period (k) .........................    $ 10.03     --       --       --       --
0.95% Unit value, beginning of period (j) ...................    $ 10.00     --       --       --       --
0.95% Unit value, end of period (j) .........................    $ 10.01     --       --       --       --
1.20% Unit value, beginning of period (j) ...................    $ 10.00     --       --       --       --
1.20% Unit value, end of period (j) .........................    $ 10.00     --       --       --       --
1.35% Unit value, beginning of period (j) ...................    $ 10.00     --       --       --       --
1.35% Unit value, end of period (j) .........................    $ 10.00     --       --       --       --
1.55% Unit value, beginning of period (j) ...................    $ 10.00     --       --       --       --
1.55% Unit value, end of period (j) .........................    $ 10.00     --       --       --       --
1.60% Unit value, beginning of period (j) ...................    $ 10.00     --       --       --       --
1.60% Unit value, end of period (j) .........................    $  9.99     --       --       --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................         --     --       --       --       --
 0.95% ......................................................          3     --       --       --       --
 1.20% ......................................................          7     --       --       --       --
 1.35% ......................................................        638     --       --       --       --
 1.55% ......................................................        609     --       --       --       --
 1.60% ......................................................        617     --       --       --       --
FI SMALL/MID CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................    $ 10.37     --       --       --       --
0.50% Unit value, end of period (k) .........................    $ 11.27     --       --       --       --
0.95% Unit value, beginning of period (j) ...................    $ 10.24     --       --       --       --
0.95% Unit value, end of period (j) .........................    $ 11.08     --       --       --       --
1.20% Unit value, beginning of period (j) ...................    $ 10.16     --       --       --       --
1.20% Unit value, end of period (j) .........................    $ 10.98     --       --       --       --
1.35% Unit value, beginning of period (j) ...................    $ 10.10     --       --       --       --
1.35% Unit value, end of period (j) .........................    $ 10.92     --       --       --       --
1.55% Unit value, beginning of period (j) ...................    $ 10.04     --       --       --       --
1.55% Unit value, end of period (j) .........................    $ 10.84     --       --       --       --
1.60% Unit value, beginning of period (j) ...................    $ 10.02     --       --       --       --
1.60% Unit value, end of period (j) .........................    $ 10.82     --       --       --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................         --     --       --       --       --
 0.95% ......................................................         --     --       --       --       --
 1.20% ......................................................          9     --       --       --       --
 1.35% ......................................................        223     --       --       --       --
 1.55% ......................................................        198     --       --       --       --
 1.60% ......................................................        251     --       --       --       --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                YEARS ENDED DECEMBER 31,
                                                                --------------------------------------------------------
                                                                    2000          1999          1998       1997     1996
                                                                 ----------    --------        -------- -------- -------
J.P. MORGAN CORE BOND
---------------------
0.50% Unit value, beginning of period (k) ...................    $  11.28            --            --     --       --
0.50% Unit value, end of period (k) .........................    $  11.78            --            --     --       --
0.95% Unit value, beginning of period (g) ...................    $  10.53      $  10.58            --     --       --
0.95% Unit value, end of period (g) .........................    $  11.62      $  10.53            --     --       --
1.20% Unit value, beginning of period (c) ...................    $  10.47      $  10.77       $ 10.00     --       --
1.20% Unit value, end of period (c) .........................    $  11.54      $  10.47       $ 10.77     --       --
1.35% Unit value, beginning of period (c) ...................    $  10.44      $  10.76       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................    $  11.48      $  10.44       $ 10.76     --       --
1.55% Unit value, beginning of period (h) ...................    $  10.46            --            --     --       --
1.55% Unit value, end of period (h) .........................    $  11.41            --            --     --       --
1.60% Unit value, beginning of period (c) ...................    $  10.39      $  10.73       $ 10.00     --       --
1.60% Unit value, end of period (c) .........................    $  11.40      $  10.39       $ 10.73     --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          34            --            --     --       --
 1.20% ......................................................         141           139            98     --       --
 1.35% ......................................................      13,606        12,838          8661     --       --
 1.55% ......................................................       1,427            --            --     --       --
 1.60% ......................................................       5,112         2,026           379     --       --
LAZARD LARGE CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.89            --            --     --       --
0.50% Unit value, end of period (k) .........................    $  12.01            --            --     --       --
0.95% Unit value, beginning of period (g) ...................    $  12.20      $  11.76            --     --       --
0.95% Unit value, end of period (g) .........................    $  11.84      $  12.20            --     --       --
1.20% Unit value, beginning of period (c) ...................    $  12.13      $  11.86       $ 10.00     --       --
1.20% Unit value, end of period (c) .........................    $  11.75      $  12.13       $ 11.86     --       --
1.35% Unit value, beginning of period (c) ...................    $  12.10      $  11.84       $ 10.00     --       --
1.35% Unit value, end of period (c) .........................    $  11.70      $  12.10       $ 11.84     --       --
1.55% Unit value, beginning of period (h) ...................    $  11.22            --            --     --       --
1.55% Unit value, end of period (h) .........................    $  11.63            --            --     --       --
1.60% Unit value, beginning of period (c) ...................    $  12.04      $  11.81       $ 10.00     --       --
1.60% Unit value, end of period (c) .........................    $  11.61      $  12.04       $ 11.81     --       --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --            --            --     --       --
 0.95% ......................................................          11            --            --     --       --
 1.20% ......................................................          54            46            22     --       --
 1.35% ......................................................      10,105         9,428         5,696     --       --
 1.55% ......................................................       1,119            --            --     --       --
 1.60% ......................................................       3,700         1,532           315     --       --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                    2000         1999          1998          1997       1996
                                                                 ----------    --------      --------       -------- -------
LAZARD SMALL CAP VALUE
----------------------
0.50% Unit value, beginning of period (k) ...................    $  10.26           --            --            --      --
0.50% Unit value, end of period (k) .........................    $  11.04           --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $   9.28      $  9.08            --            --      --
0.95% Unit value, end of period (g) .........................    $  10.89      $  9.28            --            --      --
1.20% Unit value, beginning of period (c) ...................    $   9.23      $  9.18       $ 10.00            --      --
1.20% Unit value, end of period (c) .........................    $  10.81      $  9.23       $  9.18            --      --
1.35% Unit value, beginning of period (c) ...................    $   9.20      $  9.17       $ 10.00            --      --
1.35% Unit value, end of period (c) .........................    $  10.76      $  9.20       $  9.17            --      --
1.55% Unit value, beginning of period (h) ...................    $   9.00           --            --            --      --
1.55% Unit value, end of period (h) .........................    $  10.69           --            --            --      --
1.60% Unit value, beginning of period (c) ...................    $   9.15      $  9.14       $ 10.00            --      --
1.60% Unit value, end of period (c) .........................    $  10.68      $  9.15       $  9.14            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --            --            --      --
 0.95% ......................................................           9           --            --            --      --
 1.20% ......................................................          41           20            26            --      --
 1.35% ......................................................       7,215        6,774         4,733            --      --
 1.55% ......................................................         588           --            --            --      --
 1.60% ......................................................       2,109           98           344            --      --
MFS EMERGING GROWTH COMPANIES
-----------------------------
0.50% Unit value, beginning of period (k) ...................    $  27.90           --            --            --      --
0.50% Unit value, end of period (k) .........................    $  22.79           --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  27.88      $ 18.30            --            --      --
0.95% Unit value, end of period (g) .........................    $  22.48      $ 27.88            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  27.70      $ 16.14       $ 12.14       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  22.21      $ 27.70       $ 16.14       $ 12.14      --
1.35% Unit value, beginning of period (a) ...................    $  27.59      $ 16.10       $ 12.13       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  22.09      $ 27.59       $ 16.10       $ 12.13      --
1.55% Unit value, beginning of period (h) ...................    $  31.48           --            --            --      --
1.55% Unit value, end of period (h) .........................    $  21.92           --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  27.40      $ 16.03       $ 12.11       $ 12.60      --
1.60% Unit value, end of period (b) .........................    $  21.88      $ 27.40       $ 16.03       $ 12.11      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --            --            --      --
 0.95% ......................................................          35           --            --            --
 1.20% ......................................................         214          227           176           149      --
 1.35% ......................................................      16,073       13,671         9,117         3,327      --
 1.55% ......................................................       2,112           --            --            --      --
 1.60% ......................................................       5,759        1,680           200             2      --

----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                  YEARS ENDED DECEMBER 31,
                                                                ------------------------------------------------------------
                                                                    2000         1999          1998          1997       1996
                                                                -----------     ----------  -----------   ----------  ------
MFS GROWTH WITH INCOME
----------------------
0.50% Unit value, beginning of period (k) ...................    $  11.03           --            --            --      --
0.50% Unit value, end of period (k) .........................    $  10.69           --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  10.77      $  9.75            --            --      --
0.95% Unit value, end of period (g) .........................    $  10.59      $ 10.77            --            --      --
1.20% Unit value, beginning of period (e) ...................    $  10.74      $ 10.00            --            --      --
1.20% Unit value, end of period (e) .........................    $  10.54      $ 10.74            --            --      --
1.35% Unit value, beginning of period (e) ...................    $  10.72      $ 10.00            --            --      --
1.35% Unit value, end of period (e) .........................    $  10.51      $ 10.72            --            --      --
1.55% Unit value, beginning of period (h) ...................    $  10.07           --            --            --      --
1.55% Unit value, end of period (h) .........................    $  10.47           --            --            --      --
1.60% Unit value, beginning of period (e) ...................    $  10.70      $ 10.00            --            --      --
1.60% Unit value, end of period (e) .........................    $  10.45      $ 10.70            --            --      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --            --            --      --
 0.95% ......................................................           2           --            --            --      --
 1.20% ......................................................          42           31            --            --      --
 1.35% ......................................................       8,940        6,033            --            --      --
 1.55% ......................................................       2,262           --            --            --      --
 1.60% ......................................................       7,052        2,906            --            --      --
MFS RESEARCH
------------
0.50% Unit value, beginning of period (k) ...................    $  18.77           --            --            --      --
0.50% Unit value, end of period (k) .........................    $  16.49           --            --            --      --
0.95% Unit value, beginning of period (g) ...................    $  17.29      $ 14.40            --            --      --
0.95% Unit value, end of period (g) .........................    $  16.22      $ 17.29            --            --      --
1.20% Unit value, beginning of period (a) ...................    $  17.17      $ 14.12      $  11.51       $ 10.00      --
1.20% Unit value, end of period (a) .........................    $  16.07      $ 17.17      $  14.12       $ 11.51      --
1.35% Unit value, beginning of period (a) ...................    $  17.10      $ 14.08      $  11.50       $ 10.00      --
1.35% Unit value, end of period (a) .........................    $  15.98      $ 17.10      $  14.08       $ 11.50      --
1.55% Unit value, beginning of period (h) ...................    $  17.38           --            --            --      --
1.55% Unit value, end of period (h) .........................    $  15.87           --            --            --      --
1.60% Unit value, beginning of period (b) ...................    $  16.99      $ 14.02      $  11.48       $ 11.77      --
1.60% Unit value, end of period (b) .........................    $  15.84      $ 16.99      $  14.02       $ 11.48      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................          --           --            --            --      --
 0.95% ......................................................          34           --            --            --      --
 1.20% ......................................................         314          332           356           263      --
 1.35% ......................................................      20,402       19,251        14,913         5,257      --
 1.55% ......................................................       2,075           --            --            --      --
 1.60% ......................................................       5,917        1,725           410             1      --
----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index
    occurred on October 6, 2000. Units were made available for sale on
    October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2000


6. Accumulation Unit Values (Continued)


   Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                               YEARS ENDED DECEMBER 31,
                                                                ---------------------------------------------------------
                                                                   2000         1999         1998         1997       1996
                                                                ----------- ----------  -----------   ----------   ------
MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
0.50% Unit value, beginning of period (k) ...................    $  8.41           --           --           --      --
0.50% Unit value, end of period (k) .........................    $  6.72           --           --           --      --
0.95% Unit value, beginning of period (g) ...................    $ 11.15      $  7.54           --           --      --
0.95% Unit value, end of period (g) .........................    $  6.62      $ 11.15           --           --      --
1.20% Unit value, beginning of period (c) ...................    $ 11.08      $  5.73      $  7.95       $ 7.95      --
1.20% Unit value, end of period (c) .........................    $  6.56      $ 11.08      $  5.73       $ 7.95      --
1.35% Unit value, beginning of period (c) ...................    $ 11.04      $  5.72      $  7.94       $ 7.94      --
1.35% Unit value, end of period (c) .........................    $  6.53      $ 11.04      $  5.72       $ 7.94      --
1.55% Unit value, beginning of period (h) ...................    $ 11.75           --           --           --      --
1.55% Unit value, end of period (h) .........................    $  6.49           --           --           --      --
1.60% Unit value, beginning of period (c) ...................    $ 10.97      $  5.70      $  7.93       $ 7.93      --
1.60% Unit value, end of period (c) .........................    $  6.47      $ 10.97      $  5.70       $ 7.93      --
Number of units outstanding, end of period (000's):
 0.50% ......................................................         --           --           --           --      --
 0.95% ......................................................          8           --           --           --      --
 1.20% ......................................................         55           52           16           --      --
 1.35% ......................................................      4,990        3,859        1,805           --      --
 1.55% ......................................................        881           --           --           --      --
 1.60% ......................................................      2,958          962          203           --      --

----------
(a) Units were made available for sale on May 1, 1997
(b) Units were made available for sale on October 1, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on December 31, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.
(g) Units were made available for sale on September 27, 1999.
(h) Units were made available for sale on March 1, 2000.
(i) Units were made available for sale on May 1, 2000.
(j) Units were made available for sale on September 5, 2000.
(k) Units were made available for sale on October 2, 2000.
(l) A substitution of BT Equity 500 Index Portfolio for the EQ Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000 (See Note 1).

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2000


7. Subsequent Events

On September 20, 2000 the Board of Trustees of EQAT approved the substitution of the EQ/Balanced Portfolio for shares of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio ("substitution"). For accounting purposes EQ/Balanced Portfolio will be the surviving Portfolio. It is anticipated the substitution transaction will occur on or about May 18, 2001.

Effective March 1, 2001 the Lazard Large cap Portfolio changed its name to the EQ/Bernstein Diversified Value Portfolio ("Bernstein"). On January 19, 2001, the Board of Trustees of EQAT approved a proposed Agreement and Plan of Reorganization ("Reorganization"). The Reorganization contemplates the transfer of all assets of the T. Rowe Price Equity Income Portfolio ("Price Portfolio") to the Bernstein Portfolio and the assumption by the Bernstein Portfolio of all the liabilities of the Price Portfolio in exchange for the liabilities of the Price Portfolio. The Reorganization provides the complete liquidation of the Price Portfolio. The reorganization is subject to Price shareholder approval.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2000 and December 31, 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York

February 5, 2001

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:

  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    16,251.4        $    18,599.7
    Held to maturity, at amortized cost.....................................           204.6                133.2
  Mortgage loans on real estate.............................................         3,130.8              3,270.0
  Equity real estate........................................................           975.5              1,160.2
  Policy loans..............................................................         2,476.9              2,257.3
  Other equity investments..................................................         2,392.8                671.2
  Investment in and loans to affiliates.....................................             -                1,201.8
  Other invested assets.....................................................           762.5                911.6
                                                                              -----------------    -----------------
      Total investments.....................................................        26,194.5             28,205.0
Cash and cash equivalents...................................................         2,022.1                628.0
Cash and securities segregated, at estimated fair value.....................         1,306.3                  -
Broker-dealer related receivables...........................................         1,900.3                521.3
Deferred policy acquisition costs...........................................         4,429.1              4,033.0
Intangible assets, net......................................................         3,525.8                114.5
Amounts due from reinsurers.................................................         1,989.2                881.5
Other assets................................................................         3,594.3              2,351.0
Closed Block assets.........................................................         8,659.0              8,607.3
Separate Accounts assets....................................................        51,705.9             54,453.9
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

LIABILITIES

Policyholders' account balances.............................................   $    19,866.4        $    21,351.4
Future policy benefits and other policyholders liabilities..................         4,920.4              4,777.6
Broker-dealer related payables..............................................         1,283.0                319.3
Customers related payables..................................................         1,636.9                  -
Amounts due to reinsurers...................................................           730.3                682.5
Short-term and long-term debt...............................................         1,630.1              1,407.9
Federal income taxes payable................................................         1,988.2                496.0
Other liabilities...........................................................         1,642.1              1,379.0
Closed Block liabilities....................................................         9,050.2              9,025.0
Separate Accounts liabilities...............................................        51,632.1             54,332.5
Minority interest in equity of consolidated subsidiaries....................         1,820.4                256.8
Minority interest subject to redemption rights..............................           681.1                  -
                                                                              -----------------    -----------------
      Total liabilities.....................................................        96,881.2             94,028.0
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY

Common stock, $1.25 par value, 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         4,723.8              3,557.2
Retained earnings...........................................................         3,706.2              2,600.7
Accumulated other comprehensive income (loss)...............................            12.8               (392.9)
                                                                              -----------------    -----------------
      Total shareholder's equity............................................         8,445.3              5,767.5
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $   105,326.5        $    99,795.5
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES

Universal life and investment-type product policy fee
  income......................................................   $    1,413.3       $     1,257.5      $     1,056.2
Premiums......................................................          579.9               558.2              588.1
Net investment income.........................................        2,173.2             2,240.9            2,228.1
Gain on sale of equity investee...............................        1,962.0                 -                  -
Investment (losses) gains, net................................         (756.0)              (96.9)             100.2
Commissions, fees and other income............................        2,731.1             2,177.9            1,503.0
Contribution from the Closed Block............................           92.7                86.4               87.1
                                                                -----------------  -----------------  -----------------

      Total revenues..........................................        8,196.2             6,224.0            5,562.7
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS

Interest credited to policyholders' account balances..........        1,034.3             1,078.2            1,153.0
Policyholders' benefits.......................................        1,049.3             1,038.6            1,024.7
Compensation and benefits.....................................        1,081.2             1,010.6              772.0
Commissions...................................................          779.2               549.5              478.1
Distribution plan payments....................................          476.0               346.6              266.4
Amortization of deferred sales commissions....................          219.7               163.9              108.9
Interest expense..............................................          116.3                93.0              110.7
Amortization of deferred policy acquisition costs.............          294.5               314.5              292.7
Capitalization of deferred policy acquisition costs...........         (778.1)             (709.9)            (609.1)
Writedown of deferred policy acquisition costs................            -                 131.7                -
Rent expense..................................................          146.4               113.9              100.0
Expenses related to AXA's minority interest acquisition
   of the Holding Company.....................................          493.9                 -                  -
Other operating costs and expenses............................          698.0               783.5              681.5
                                                                -----------------  -----------------  -----------------

      Total benefits and other deductions.....................        5,610.7             4,914.1            4,378.9
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        2,585.5             1,309.9            1,183.8
Federal income taxes..........................................         (958.3)             (332.0)            (353.1)
Minority interest in net income of consolidated subsidiaries..         (330.3)             (199.4)            (125.2)
                                                                -----------------  -----------------  -----------------
Earnings from continuing operations...........................        1,296.9               778.5              705.5
Earnings from discontinued operations, net of Federal
   income taxes...............................................           58.6                28.1                2.7
                                                                -----------------  -----------------  -----------------

Net Earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                =================  =================  =================








                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998



                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        3,557.2             3,110.2            3,105.8
Capital contributions.........................................        1,166.6               447.0                4.4
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,723.8             3,557.2            3,110.2
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,600.7             1,944.1            1,235.9
Net earnings..................................................        1,355.5               806.6              708.2
Dividends paid to AXA Financial...............................         (250.0)             (150.0)               -
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        3,706.2             2,600.7            1,944.1
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive (loss) income,
  beginning of year...........................................         (392.9)              355.8              516.3
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income (loss), end of year....           12.8              (392.9)             355.8
                                                                -----------------  -----------------  -----------------

Total Shareholder's Equity, End of Year.......................   $    8,445.3       $     5,767.5      $     5,412.6
                                                                =================  =================  =================

COMPREHENSIVE INCOME

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          405.7              (776.9)            (149.5)
Minimum pension liability adjustment..........................            -                  28.2              (11.0)
                                                                -----------------  -----------------  -----------------
Other comprehensive income (loss).............................          405.7              (748.7)            (160.5)
                                                                -----------------  -----------------  -----------------
Comprehensive Income..........................................   $    1,761.2       $        57.9      $       547.7
                                                                =================  =================  =================























                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $    1,355.5       $       806.6      $       708.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,034.3             1,078.2            1,153.0
  Universal life and investment-type product
    policy fee income.........................................       (1,413.3)           (1,257.5)          (1,056.2)
  Investment losses (gains)...................................          756.0                96.9             (100.2)
  Net change in broker-dealer and customer related
    receivables/payables......................................         (422.9)             (119.9)             (17.5)
  Gain on sale of equity investee.............................       (1,962.0)                -                  -
  Change in Federal income tax payable........................        2,078.4               157.4              123.1
  Change in future policy benefits............................         (850.6)               22.8               66.8
  Change in property and equipment............................         (321.0)             (256.3)             (81.8)
  Change in deferred acquisition costs........................         (476.9)             (260.7)            (314.0)
  Expenses related to AXA's acquisition
    of the Holding Company's minority interest................          493.9                 -                  -
  Purchase of segregated cash and securities, net.............         (610.4)                -                  -
  Other, net..................................................         (560.8)              (71.7)              21.6
                                                                -----------------  -----------------  -----------------

Net cash (used) provided by operating activities..............          (54.0)              195.8              503.0
                                                                -----------------  -----------------  -----------------

Cash flows from investing activities:

  Maturities and repayments...................................        2,091.0             2,019.0            2,289.0
  Sales.......................................................        7,810.2             7,572.9           16,972.1
  Purchases...................................................       (8,895.1)          (10,737.3)         (18,578.5)
  Decrease (increase) in short-term investments...............          142.6              (178.3)             102.4
  Decrease in loans to discontinued operations................            -                   -                660.0
  Sale of equity investee.....................................        1,580.6                 -                  -
  Subsidiary acquisition .....................................       (1,480.0)                -                  -
  Other, net..................................................         (164.5)             (134.8)            (341.8)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by investing activities..............        1,084.8            (1,458.5)           1,103.2
                                                                -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................        2,659.9             2,366.2            1,508.1
    Withdrawals and transfers to Separate Accounts............       (3,887.7)           (1,765.8)          (1,724.6)
  Net increase (decrease) in short-term financings............          225.2               378.2             (243.5)
  Repayments of long-term debt................................            -                 (41.3)             (24.5)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                   -                (87.2)
  Proceeds from newly issued Alliance Units...................        1,600.0                 -                  -
  Dividends paid to AXA Financial.............................         (250.0)             (150.0)               -
  Other, net..................................................           15.9              (142.1)             (89.5)
                                                                -----------------  -----------------  -----------------

Net cash provided (used) by financing activities..............          363.3               645.2             (661.2)
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................        1,394.1              (617.5)             945.0
Cash and cash equivalents, beginning of year..................          628.0             1,245.5              300.5
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    2,022.1       $       628.0      $     1,245.5
                                                                =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
                                    CONTINUED

                                                                      2000               1999               1998
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       97.0       $        92.2      $       130.7
                                                                =================  =================  =================
  Income Taxes Paid...........................................   $      358.2       $       116.5      $       254.3
                                                                =================  =================  =================









































                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

 1)     ORGANIZATION

        The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries provide financial planning services, distribute products and manage customer relationships. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution, an indirect wholly owned subsidiary of the Holding Company for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution.

        In October 2000, Alliance acquired substantially all of the assets and liabilities of Sanford C. Bernstein Inc. ("Bernstein") for an aggregate current value of approximately $3.50 billion ($1.48 billion in cash and 40.8 million newly issued Alliance units). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million newly issued Alliance Units for $1.60 billion in June 2000. Equitable Life and, collectively with its consolidated subsidiaries (the "Company"), recorded a non-cash gain of $416.2 million (net of related Federal income tax of $224.1 million) related to the Holding Company's purchase of Alliance Units which is reflected as an addition to capital in excess of par value. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion and is being amortized over an estimated overall 20 year life. In connection with the issuance of Alliance Units to former Bernstein shareholders, the Company recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. The Company's consolidated economic interest in Alliance was 39.43% at December 31, 2000. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance. Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in Alliance, the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units").

        AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company would receive $35.75 in cash and 0.295 of an AXA American Depositary Share ("ADS") for each Holding Company share. When the tender offer expired on December 29, 2000, approximately 148.1 million shares of Common Stock had been acquired by AXA and its wholly owned subsidiary, AXA Merger Corp. On January 2, 2001, AXA Merger Corp. was merged with and into the Holding Company, resulting in the Holding Company becoming a wholly owned subsidiary of AXA.

 2)     SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

        The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control or a majority economic interest. The Company's investment in DLJ was reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

        All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "2000," "1999" and "1998" refer to the years ended December 31, 2000, 1999 and 1998, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2000 presentation.

        Closed Block
        ------------

        When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

        Discontinued Operations
        -----------------------

        In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2000 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2000 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

        New Accounting Pronouncements
        -----------------------------

        As required beginning January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended, that establishes new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. As further described and quantified in Note 13, the only free-standing derivative instruments maintained by the Company at January 1, 2001 were interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuities contracts. However, based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), these contracts cannot be designated in a qualifying hedging relationship under FAS 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified on or before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives did not have a material impact on the Company's consolidated financial position or earnings.

        In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125". SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, the recognition and measurement of servicing assets and liabilities and the extinguishment of liabilities. SFAS No. 140 is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001 and is to be applied prospectively with certain exceptions. This statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. Adoption of the new requirements is not expected to have a significant impact on the Company's consolidated financial position or earnings.

        In December 2000, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position ("SOP") 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts". Since Equitable Life's July 1992 demutualization occurred before December 31, 2000, SOP 00-3 should be applied retroactively through restatement or reclassification, as appropriate, of all previously issued financial statements no later than the end of the fiscal year that begins after December 15, 2000. However, if implementation is impracticable because the demutualization occurred many years prior to January 1, 2001 no retroactive restatement is required. The Company has determined it is not practicable to produce an actuarial calculation as of the July 1992 demutualization date. Therefore, SOP 00-3 will be adopted prospectively as of January 1, 2001 with no financial impact associated with its initial implementation. However, future earnings will be affected to the extent actual Closed Block earnings exceed those assumed at January 1, 2001. Additionally, the presentation of all previously issued financial statements will be revised to include Closed Block assets and liabilities on a line-by-line basis as required by SOP 00-3.

        In December 1999, the staff of the Securities and Exchange Commission (the "SEC") issued Staff Accounting Bulletin ("SAB") No. 101, "Revenue Recognition in Financial Statements," which was effective fourth quarter 2000. SAB No. 101 addresses revenue recognition issues; its implementation did not have a material impact on the Company's consolidated financial position or earnings.

        Investments
        -----------

        Fixed maturities identified as available for sale are reported at estimated fair value. Those fixed maturities which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships and joint venture interests in which the Company has control or a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities includes common stock classified as both trading and available for sale securities and non-redeemable preferred stock; they are carried at estimated fair value and are included in other equity investments.

        Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Net Investment Income, Investment Gains (Losses), Net
        and Unrealized Investment Gains (Losses)
        ------------------------------------------------------

        Net investment income and realized investment gains (losses) related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

        Net investment income and investment gains (losses), net related to investment assets are collectively referred to as "investment results."

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        Deferred Policy Acquisition Costs
        ---------------------------------

        Acquisition costs, including commissions, underwriting, agency and policy issue expenses, all of which vary with and primarily are related to new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2000, the expected investment yield, excluding policy loans, was 7.6% over a 40 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        In second quarter 1999, management completed a study of the cash flows and liability characteristics of its insurance product lines as compared to the expected cash flows of the underlying assets. That analysis reflected an assessment of the potential impact on future operating cash flows from current economic conditions and trends, including rising interest rates and securities market volatility and the impact of increasing competitiveness within the insurance marketplace (evidenced, for example, by the proliferation of bonus annuity products) on in-force business. The review indicated that changes to the then-current invested asset allocation strategy were required to reposition assets with greater price volatility away from products with demand liquidity characteristics to support those products with lower liquidity needs. To implement these findings, the existing investment portfolio was reallocated, and prospective investment allocation targets were revised. The reallocation of the assets impacted investment results by product, thereby impacting the future gross margin estimates utilized in the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million) in 1999.

        Policyholders' Account Balances and Future Policy Benefits

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.15% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Claim reserves and associated liabilities for individual DI and major medical policies were $120.3 million and $948.4 million at December 31, 2000 and 1999, respectively. At December 31, 2000, $1,046.5 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement (see Note 14). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        56.1       $      150.7       $      140.1
        Incurred benefits related to prior years...........           15.0               64.7               84.2
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        71.1       $      215.4       $      224.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        14.8       $       28.9       $       17.0
        Benefits paid related to prior years...............          106.0              189.8              155.4
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $       120.8       $      218.7       $      172.4
                                                            =================   ================   =================

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

        At December 31, 2000, participating policies, including those in the Closed Block, represent approximately 20.8% ($41.1 billion) of directly written life insurance in force, net of amounts ceded.

        Separate Accounts
        -----------------

        Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities.

        Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. They are shown as separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 2000, 1999 and 1998, investment results of such Separate Accounts were $8,051.7 million, $6,045.5 million and $4,591.0 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

        Other Accounting Policies
        -------------------------

        In accordance with regulations of the SEC, securities with a fair value of $1.31 billion have been segregated in a special reserve bank custody account for the exclusive benefit of customers under Rule 15c-3-3 at December 31, 2000.

        Intangible assets consist principally of goodwill resulting from acquisitions and costs assigned to contracts of businesses acquired. Goodwill is being amortized on a straight-line basis over estimated useful lives ranging from twenty to forty years. Costs assigned to investment contracts of businesses acquired are being amortized on a straight-line basis over estimated useful lives of twenty years. Impairment of intangible assets is evaluated by comparing the undiscounted cash flows expected to be realized from those intangible assets to their recorded values, pursuant to SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". If the expected future cash flows are less than the carrying value of intangible assets, an impairment loss is recognized for the difference between the carrying amount and the estimated fair value of those intangible assets.

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Minority interest subject to redemption rights represents the 40.8 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company has agreed to provide liquidity to these former Bernstein shareholders after a two-year period by allowing the 40.8 million Alliance Units to be sold to the Holding Company over the subsequent eight years but generally not more than 20% of such Units in any one annual period.

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service fees are recorded as revenue as the related services are performed. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period.

        Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds upon the redemption of their shares. Contingent deferred sales charges reduce unamortized deferred sales commissions when received. At December 31, 2000 and 1999, respectively, deferred sales commissions totaled $715.7 million and $604.7 million and are included with other assets.

        The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 20 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation".

 3)     INVESTMENTS

        The following tables provide additional information relating to fixed maturities and equity securities:


                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

        DECEMBER 31, 2000
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    12,481.0      $       241.5       $      298.9       $    12,423.6
            Mortgage-backed....................        2,215.1               19.2                7.8             2,226.5
            U.S. Treasury, government and
              agency securities................          938.1               40.2                 .5               977.8
            States and political subdivisions..          110.4                4.5                1.0               113.9
            Foreign governments................          177.4               17.3                5.2               189.5
            Redeemable preferred stock.........          315.5               13.4                8.7               320.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    16,237.5      $       336.1       $      322.1       $    16,251.4
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       204.6      $         6.0       $         .1       $       210.5
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        22.0      $         1.7       $        4.7       $        19.0
          Trading securities...................        1,606.3                1.8               46.2             1,561.9
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $     1,628.3      $         3.5       $       50.9       $     1,580.9
                                                =================  =================   ================   =================


        December 31, 1999
        Fixed Maturities:

          Available for Sale:
            Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
            Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
            U.S. Treasury, government and
              agency securities................        1,194.1               18.9               23.4             1,189.6
            States and political subdivisions..          110.0                1.4                4.9               106.5
            Foreign governments................          361.8               16.2               14.8               363.2
            Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                                =================  =================   ================   =================

          Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        25.5      $         1.5       $       17.8       $         9.2
          Trading securities...................            7.2                9.1                2.2                14.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                                =================  =================   ================   =================


        For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2000 and 1999, securities without a readily ascertainable market value having an amortized cost of $2,820.2 million and $3,322.2 million, respectively, had estimated fair values of $2,838.2 million and $3,177.7 million, respectively.

        The contractual maturity of bonds at December 31, 2000 is shown below:


                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE

                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      568.2       $      568.2
        Due in years two through five..........................................       2,850.0            2,848.1
        Due in years six through ten...........................................       5,277.2            5,239.9
        Due after ten years....................................................       5,011.6            5,048.6
        Mortgage-backed securities.............................................       2,215.1            2,226.5
                                                                                ----------------   -----------------
        Total..................................................................  $   15,922.1       $   15,931.3
                                                                                ================   =================

        Corporate bonds held to maturity with an amortized cost and estimated fair value of $142.4 million are due from one to five years.

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2000, approximately 12% of the $16,126.6 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

        The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2000 and 1999 were $811.9 million and $647.9 million, respectively.

        At December 31, 2000, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $60.3 million.

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $92.9 million and $106.0 million at December 31, 2000 and 1999, respectively. Gross interest income on these loans included in net investment income aggregated $7.8 million, $8.2 million and $8.3 million in 2000, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.7 million, $9.5 million and $10.3 million in 2000, 1999 and 1998, respectively.

        Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2000                 1999
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with provision for losses..................  $        144.2       $        142.4
        Impaired mortgage loans without provision for losses...............             1.8                  2.2
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           146.0                144.6
        Provision for losses...............................................           (37.0)               (23.0)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        109.0       $        121.6
                                                                            ===================  ===================

        During 2000, 1999 and 1998, respectively, the Company's average recorded investment in impaired mortgage loans was $138.8 million, $141.7 million and $161.3 million. Interest income recognized on these impaired mortgage loans totaled $10.4 million, $12.0 million and $12.3 million ($.5 million, $.0 million and $.9 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2000 and 1999, the carrying value of equity real estate held for sale amounted to $526.3 million and $382.2 million, respectively. For 2000, 1999 and 1998, respectively, real estate of $.3 million, $20.5 million and $7.1 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned $322.3 million and $443.9 million, respectively, of real estate acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $208.8 million and $251.6 million at December 31, 2000 and 1999, respectively. Depreciation expense on real estate totaled $21.7 million, $21.8 million and $30.5 million for 2000, 1999 and 1998, respectively.

        Investment valuation allowances and changes thereto are shown below:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $       148.6       $      230.6       $      384.5
        Additions charged to income........................           53.7               68.2               86.2
        Deductions for writedowns and
          asset dispositions...............................         (102.4)            (150.2)            (240.1)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        41.4       $       27.5       $       34.3
          Equity real estate...............................           58.5              121.1              196.3
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        99.9       $      148.6       $      230.6
                                                            =================   ================   =================

 4)     JOINT VENTURES AND PARTNERSHIPS

        Summarized combined financial information for unconsolidated real estate joint ventures (14 individual ventures at both December 31, 2000 and 1999) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       730.1      $       861.1
        Investments in securities, generally at estimated fair value...........          226.6              262.0
        Cash and cash equivalents..............................................           43.9               68.4
        Other assets...........................................................           65.5              232.5
                                                                                ----------------   -----------------
        Total Assets...........................................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       249.9      $       354.2
        Borrowed funds - AXA Financial.........................................           12.9               28.9
        Other liabilities......................................................           26.3              191.2
                                                                                ----------------   -----------------
        Total liabilities......................................................          289.1              574.3
                                                                                ----------------   -----------------

        Partners' capital......................................................          777.0              849.7
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $     1,066.1      $     1,424.0
                                                                                ================   =================

        Equity in partners' capital included above.............................  $       272.3      $       298.5
        Equity in limited partnership interests not included above and other...          720.7              542.1
                                                                                ----------------   -----------------
        Carrying Value.........................................................  $       993.0      $       840.6
                                                                                ================   =================




                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $       187.1       $      180.5       $      246.1
        Revenues of other limited partnership interests....           16.5               85.0              128.9
        Interest expense - third party.....................          (32.5)             (26.6)             (33.3)
        Interest expense - AXA Financial...................           (2.0)              (2.5)              (2.6)
        Other expenses.....................................         (126.4)            (133.0)            (197.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings.......................................  $        42.7       $      103.4       $      142.1
                                                            =================   ================   =================

        Equity in net earnings included above..............  $        17.7       $        9.4       $       44.4
        Equity in net earnings of limited partnership
          interests not included above.....................          216.3               77.1               37.9
                                                            -----------------   ----------------   -----------------
        Total Equity in Net Earnings.......................  $       234.0       $       86.5       $       82.3
                                                            =================   ================   =================

 5)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,439.2       $    1,499.8       $    1,489.0
        Mortgage loans on real estate......................          257.3              253.4              235.4
        Equity real estate.................................          191.6              250.2              356.1
        Other equity investments...........................          129.8              165.1               83.8
        Policy loans.......................................          156.7              143.8              144.9
        Other investment income............................          199.3              161.3              185.7
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,373.9            2,473.6            2,494.9

          Investment expenses..............................         (200.7)            (232.7)            (266.8)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,173.2       $    2,240.9       $    2,228.1
                                                            =================   ================   =================

        Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (766.1)      $     (290.9)      $      (24.3)
        Mortgage loans on real estate......................          (15.1)              (3.3)             (10.9)
        Equity real estate.................................            4.8               (2.4)              74.5
        Other equity investments...........................          (22.6)              88.1               29.9
        Sale of subsidiaries...............................            -                  -                 (2.6)
        Issuance and sales of Alliance Units...............            3.9                5.5               19.8
        Issuance and sales of DLJ common stock.............           38.8              106.0               18.2
        Other..............................................             .3                 .1               (4.4)
                                                            -----------------   ----------------   -----------------
        Investment (Losses) Gains, Net.....................  $      (756.0)      $      (96.9)      $      100.2
                                                            =================   ================   =================

        Writedowns of fixed maturities amounted to $607.8 million, $223.2 million and $101.6 million for 2000, 1999 and 1998, respectively, including $472.2 million in fourth quarter 2000.

        For 2000, 1999 and 1998, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,361.5 million, $7,138.6 million and $15,961.0 million. Gross gains of $78.7 million, $74.7 million and $149.3 million and gross losses of $215.4 million, $214.3 million and $95.1 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2000, 1999 and 1998 amounted to $789.1 million, $(1,313.8) million and $(331.7) million, respectively.

        On November 3, 2000, the Company sold its interest in DLJ to Credit Suisse Group ("CSG"). The Company received $1.05 billion in cash and $2.19 billion (or 11.4 million shares) in CSG common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares have been designated as trading account securities. The remaining
        8.2 million shares held by the Company had a carrying value of $1.56 billion at December 31, 2000 and were sold in January 2001. Net investment income for 2000 included holding losses of $43.2 million on the CSG shares.

        On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. In 2000 and 1999, respectively, net unrealized holding (losses) gains of $(44.4) million and $6.9 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1,561.9 million and $14.1 million and costs of $1,606.3 million and $7.2 million at December 31, 2000 and 1999, respectively.

        For 2000, 1999 and 1998, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $110.6 million, $131.5 million and $136.9 million, respectively.

        Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years including Closed Block and Discontinued Operations on a line-by-line basis, follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $      (392.8)      $      384.1       $      533.6
        Changes in unrealized investment (losses) gains....          979.7           (1,821.3)            (168.7)
        Changes in unrealized investment losses
          (gains) attributable to:
            Participating group annuity contracts
            and other......................................          (18.3)              25.0               (5.4)
            DAC............................................         (262.1)             493.1              (28.8)
            Deferred Federal income taxes..................         (293.6)             526.3               53.4
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $        65.9       $     (904.6)      $      766.0
            Other equity investments.......................           (2.3)             (22.2)              86.5
            Other..........................................           (1.2)               9.4               51.6
                                                            -----------------   ----------------   -----------------
              Total........................................           62.4             (917.4)             904.1
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts
              and other....................................          (15.3)               3.0              (22.0)
              DAC..........................................          (28.3)             233.8             (259.3)
              Deferred Federal income taxes................           (5.9)             287.8             (238.7)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        12.9       $     (392.8)      $      384.1
                                                            =================   ================   =================

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

        Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains (losses) on investments...........  $        12.9       $     (392.8)      $      384.1
        Minimum pension liability..........................            (.1)               (.1)             (28.3)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other

          Comprehensive Income (Loss)......................  $        12.8       $     (392.9)      $      355.8
                                                            =================   ================   =================

        The components of other comprehensive income (loss) for the past three years follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains (losses) arising during
            the period.....................................  $       191.0       $    (1,625.6)     $     (112.4)
          Losses (gains) reclassified into net earnings
            during the period..............................          788.7              (195.7)            (56.3)
                                                            -----------------   ----------------   -----------------
        Net unrealized gains (losses) on investments.......          979.7            (1,821.3)           (168.7)
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (574.0)            1,044.4              19.2
                                                            -----------------   ----------------   -----------------

        Change in unrealized gains (losses), net of
            adjustments....................................          405.7              (776.9)           (149.5)
        Change in minimum pension liability................            -                  28.2             (11.0)
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income (Loss)............  $       405.7       $      (748.7)     $     (160.5)
                                                            =================   ================   =================

 7)     CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed Maturities:
          Available for sale, at estimated fair value (amortized cost,
            $4,373.5 and $4,144.8)...........................................  $    4,408.0         $    4,014.0
        Mortgage loans on real estate........................................       1,581.8              1,704.2
        Policy loans.........................................................       1,557.7              1,593.9
        Cash and other invested assets.......................................         174.7                194.4
        Deferred policy acquisitions costs...................................         699.7                895.5
        Other assets.........................................................         237.1                205.3
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    8,659.0         $    8,607.3
                                                                              =================    =================

        Future policy benefits and policyholders' account balances...........  $    9,026.4         $    9,011.7
        Other liabilities....................................................          23.8                 13.3
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    9,050.2         $    9,025.0
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Premiums and other revenue.........................  $       594.7       $      619.1       $      661.7
        Investment income (net of investment
          expenses of $8.1, $15.8 and $15.5)...............          578.7              574.2              569.7
        Investment (losses) gains, net.....................          (35.8)             (11.3)                .5
                                                            -----------------   ----------------   -----------------
              Total revenues...............................        1,137.6            1,182.0            1,231.9
                                                            -----------------   ----------------   -----------------

        Policyholders' benefits and dividends..............        1,025.2            1,024.7            1,082.0
        Other operating costs and expenses.................           19.7               70.9               62.8
                                                            -----------------   ----------------   -----------------
              Total benefits and other deductions..........        1,044.9            1,095.6            1,144.8
                                                            -----------------   ----------------   -----------------

        Contribution from the Closed Block.................  $        92.7       $       86.4       $       87.1
                                                            =================   ================   =================

        Impaired mortgage loans along with the related provision for losses follows:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)
        Impaired mortgage loans with provision for losses......................  $        26.7      $        26.8
        Impaired mortgage loans without provision for losses...................            4.0                4.5
                                                                                ----------------   -----------------
        Recorded investment in impaired mortgages..............................           30.7               31.3
        Provision for losses...................................................           (8.7)              (4.1)
                                                                                ----------------   -----------------
        Net Impaired Mortgage Loans............................................  $        22.0      $        27.2
                                                                                ================   =================

        During 2000, 1999 and 1998, the Closed Block's average recorded investment in impaired mortgage loans was $31.0 million, $37.0 million and $85.5 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.0 million, $3.3 million and $4.7 million ($.1 million, $.3 million and $1.5 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        Valuation allowances amounted to $9.1 million and $4.6 million on mortgage loans on real estate and $17.2 million and $24.7 million on equity real estate at December 31, 2000 and 1999, respectively. Writedowns of fixed maturities amounted to $27.7 million and 3.3 million for 2000 and 1999, respectively, including $20.0 million in fourth quarter 2000.

        Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)       DISCONTINUED OPERATIONS

        Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Mortgage loans on real estate........................................  $      330.9         $      454.6
        Equity real estate...................................................         350.9                426.6
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $321.5 and $85.3)...............................         336.5                 85.5
        Other equity investments.............................................          43.1                 55.8
        Other invested assets................................................           1.9                  1.6
                                                                              -----------------    -----------------
          Total investments..................................................       1,063.3              1,024.1
        Cash and cash equivalents............................................          84.3                164.5
        Other assets.........................................................         148.8                213.0
                                                                              -----------------    -----------------
        Total Assets.........................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================

        Policyholder liabilities.............................................  $      966.8         $      993.3
        Allowance for future losses..........................................         159.8                242.2
        Other liabilities....................................................         169.8                166.1
                                                                              -----------------    -----------------
        Total Liabilities....................................................  $    1,296.4         $    1,401.6
                                                                              =================    =================


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $37.0, $49.3 and $63.3)..............  $       102.2       $       98.7       $      160.4
        Investment (losses) gains, net.....................           (6.6)             (13.4)              35.7
        Policy fees, premiums and other income.............             .7                 .2               (4.3)
                                                            -----------------   ----------------   -----------------
        Total revenues.....................................           96.3               85.5              191.8

        Benefits and other deductions......................          106.9              104.8              141.5
        (Losses charged) earnings credited to allowance
          for future losses................................          (10.6)             (19.3)              50.3
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations.......................            -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses................................           90.2               43.3                4.2
        Federal income tax expense.........................          (31.6)             (15.2)              (1.5)
                                                            -----------------   ----------------   -----------------
        Earnings from
          Discontinued Operations..........................  $        58.6       $       28.1       $        2.7
                                                            =================   ================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

        Benefits and other deductions included $26.6 million of interest expense related to amounts borrowed from continuing operations in 1998.

        Valuation allowances of $2.9 million and $1.9 million on mortgage loans on real estate and $11.4 million and $54.8 million on equity real estate were held at December 31, 2000 and 1999, respectively. During 2000, 1999 and 1998, other discontinued operations' average recorded investment in impaired mortgage loans was $11.3 million, $13.8 million and $73.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $.9 million, $1.7 million and $4.7 million ($.5 million, $.0 million and $3.4 million recognized on a cash basis) for 2000, 1999 and 1998, respectively.

        At December 31, 2000 and 1999, Discontinued Operations had real estate acquired in satisfaction of debt with carrying values of $4.5 million and $24.1 million, respectively.

9)      SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2000                 1999
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        Short-term debt......................................................  $      782.2         $      557.0
                                                                              -----------------    -----------------
        Long-term debt:
        Equitable Life:
          Surplus notes, 6.95% due 2005......................................         399.6                399.5
          Surplus notes, 7.70% due 2015......................................         199.7                199.7
          Other..............................................................            .3                   .4
                                                                              -----------------    -----------------
              Total Equitable Life...........................................         599.6                599.6
                                                                              -----------------    -----------------
        Wholly Owned and Joint Venture Real Estate:
          Mortgage notes, 5.43% - 9.5%, due through 2017.....................         248.3                251.3
                                                                              -----------------    -----------------
        Total long-term debt.................................................         847.9                850.9
                                                                              -----------------    -----------------

        Total Short-term and Long-term Debt..................................  $    1,630.1         $    1,407.9
                                                                              =================    =================

        Short-term Debt
        ---------------

        Equitable Life has a $350.0 million 5-year bank credit facility and a $350.0 million 364-day credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 6.93% to 6.97%. No amounts were outstanding under these credit facilities at December 31, 2000.

        Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facilities. At December 31, 2000, there were no amounts outstanding under this program.

        Alliance has a $425.0 million five-year revolving credit facility and a $200.0 million three-year revolving credit facility with a group of commercial banks. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. Under the facilities, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. In October 2000, Alliance entered into a $250.0 million two-year revolving credit facility using terms substantially similar to the $425.0 million and $200.0 million revolving credit facilities. The revolving credit facilities will be used to provide backup liquidity for Alliance's commercial program, to fund commission payments to financial intermediaries for the sale of certain mutual funds and for general working capital purposes. The revolving credit facilities contain covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 2000, Alliance had commercial paper outstanding totaling $396.9 million at an effective interest rate of 6.7%; and $284.0 million at an effective interest rate of 7.0% in borrowings outstanding under Alliance's revolving credit facilities.

        In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support. At December 31, 2000, $98.2 million was outstanding under the ECN program with an effective interest rate of 6.8%.

        Long-term Debt
        --------------

        Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2000, the Company is in compliance with all debt covenants.

        At December 31, 2000 and 1999, respectively, the Company has pledged real estate of $298.8 million and $323.6 million as collateral for certain long-term debt.

        At December 31, 2000, aggregate maturities of the long-term debt based on required principal payments at maturity is $248.6 million for 2001, $400.0 million for 2005 and $200.0 million for 2006 and thereafter.

10)     FEDERAL INCOME TAXES

        A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense:
          Current..........................................  $       820.6       $      174.0       $      283.3
          Deferred.........................................          137.7              158.0               69.8
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       904.9       $      458.4       $      414.3
        Minority interest..................................         (117.9)             (47.8)             (33.2)
        Non deductible stock option compensation
          expense..........................................           34.4                -                  -
        Subsidiary gains...................................          161.4              (37.1)              (6.4)
        Adjustment of tax audit reserves...................           17.9               27.8               16.0
        Equity in unconsolidated subsidiaries..............          (48.7)             (64.0)             (39.3)
        Other..............................................            6.3               (5.3)               1.7
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $       958.3       $      332.0       $      353.1
                                                            =================   ================   =================

        The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2000                  DECEMBER 31, 1999
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         ASSETS         LIABILITIES
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $       79.7      $        -        $      37.7
        Other..................................          4.9               -                 -               20.6
        DAC, reserves and reinsurance..........          -               733.0               -              329.7
        Investments............................          -               229.2             115.1              -
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       4.9      $    1,041.9      $      115.1      $     388.0
                                                ===============  ================  ===============   ===============

        At December 31, 1999, $236.8 million in deferred tax assets were transferred to the Holding Company in conjunction with its assumption of the non-qualified employee benefit liabilities. See Note 12 for discussion of the benefit plans transferred.

        The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       403.3       $       83.2       $       (7.7)
        Investments........................................         (140.7)               3.2               46.8
        Compensation and related benefits..................          (96.4)              21.0               28.6
        Other..............................................          (28.5)              50.6                2.1
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax
          Expense..........................................  $       137.7       $      158.0       $       69.8
                                                            =================   ================   =================

        Federal income taxes payable at December 31, 2000 included $858.2 million of taxes related to the gain on disposal of DLJ.

        The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)     REINSURANCE AGREEMENTS

        The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       508.6       $      420.6       $      438.8
        Reinsurance assumed................................          194.2              206.7              203.6
        Reinsurance ceded..................................         (122.9)             (69.1)             (54.3)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       579.9       $      558.2       $      588.1
                                                            =================   ================   =================
        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        92.1       $       69.7       $       75.7
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       202.6       $       99.6       $       85.9
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        46.5       $       38.5       $       39.5
                                                            =================   ================   =================

        Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All other in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

        During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

        At December 31, 2000 and 1999, respectively, reinsurance recoverables related to insurance contracts outside of the Closed Block amounting to $1,989.2 million and $881.5 million are included in the consolidated balance sheets in other assets and reinsurance payables related to insurance contracts outside of the Closed Block amounting to $730.3 million and $682.5 million are included in other liabilities.

        The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $487.7 million and $510.5 million at December 31, 2000 and 1999, respectively.

12)     EMPLOYEE BENEFIT PLANS

        The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

        Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

        Components of net periodic pension credit for the qualified and non-qualified plans follow:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        29.5       $       36.7       $       33.2
        Interest cost on projected benefit obligations.....          124.2              131.6              129.2
        Actual return on assets............................         (223.2)            (189.8)            (175.6)
        Net amortization and deferrals.....................            (.6)               7.5                6.1
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Credit........................  $       (70.1)      $      (14.0)      $       (7.1)
                                                            =================   ================   =================

        The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,659.6       $    1,933.4
        Service cost...........................................................          29.5               36.7
        Interest cost..........................................................         124.2              131.6
        Actuarial losses (gains)...............................................           6.5              (53.3)
        Benefits paid..........................................................        (110.0)            (123.1)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................       1,709.8            1,925.3
        Transfer of Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -               (265.7)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,709.8       $    1,659.6
                                                                                ================   =================

        The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    2,341.6       $    2,083.1
        Actual return on plan assets...........................................        (107.7)             369.0
        Contributions..........................................................           -                   .1
        Benefits paid and fees.................................................        (114.6)            (108.5)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       2,119.3            2,343.7
        Projected benefit obligations..........................................       1,709.8            1,925.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         409.5              418.4
        Unrecognized prior service cost........................................           1.2               (5.2)
        Unrecognized net gain (loss) from past experience different
          from that assumed....................................................          61.2             (197.3)
        Unrecognized net asset at transition...................................          (1.9)               (.1)
                                                                                                   -----------------
                                                                                ----------------
        Subtotal before transfer...............................................         470.0              215.8
        Transfer of Accrued Non-qualified Pension Benefit Obligation
          to the Holding Company...............................................           -                184.3
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      470.0       $      400.1
                                                                                ================   =================

        The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $483.5 million and $412.2 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $12.2 million at December 31, 2000 and 1999, respectively.

        The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 7.75% and 7.19%, respectively, at December 31, 2000 and 8.0% and 6.38%, respectively, at December 31, 1999. As of January 1, 2000 and 1999, the expected long-term rate of return on assets for the retirement plan was 10.5% and 10.0%, respectively.

        The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $.1 million and $28.3 million, net of Federal income taxes, at December 31, 2000, 1999 and 1998, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $333.5 million and $42.1 million, respectively, at December 31, 2000 and $325.7 million and $36.3 million, respectively, at December 31, 1999.

        Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $28.7 million, $30.2 million and $31.8 million for 2000, 1999 and 1998, respectively.

        The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No.
        106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 2000, 1999 and 1998, the Company made estimated postretirement benefits payments of $.9 million, $29.5 million and $28.4 million, respectively.

        The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $         -         $        4.7       $        4.6
        Interest cost on accumulated postretirement
          benefits obligation..............................             .7               34.4               33.6
        Unrecognized prior service costs...................            -                 (7.0)               -
        Net amortization and deferrals.....................            (.2)               8.4                 .5
                                                            -----------------   ----------------   -----------------
        Net Periodic Postretirement Benefits Costs.........  $          .5       $       40.5       $       38.7
                                                            =================   ================   =================


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2000                1999
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Accumulated postretirement benefits obligation, beginning
          of year..............................................................  $       17.8       $      490.4
        Service cost...........................................................           -                  4.7
        Interest cost..........................................................            .5               34.4
        Contributions and benefits paid........................................           (.9)             (29.5)
        Actuarial gains........................................................           -                (29.0)
                                                                                ----------------   -----------------
        Accumulated postretirement benefits obligation, end of year............          17.4              471.0
        Unrecognized prior service cost........................................           -                 26.9
        Unrecognized net gain from past experience different
          from that assumed and from changes in assumptions....................           -                (86.0)
                                                                                ----------------   -----------------
        Subtotal before transfer...............................................          17.4              411.9
        Transfer to the Holding Company........................................           -               (394.1)
                                                                                ----------------   -----------------
        Accrued Postretirement Benefits Cost...................................  $       17.4       $       17.8
                                                                                ================   =================

        Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

        The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.0% in 2000, gradually declining to 4.25% in the year 2010, and in 1999 was 7.5%, gradually declining to 4.75% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 7.75% and 8.0% at December 31, 2000 and 1999, respectively.

        If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 2000 would be increased 3.5%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.5%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 2000 would be decreased by 4.4%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.4%.

13)     DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

        The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. There were no swaps outstanding as of December 31, 2000. The notional amount of matched interest rate swaps outstanding at December 31, 1999 was $797.3 million. Equitable Life maintains an interest rate cap program designed to offset crediting rate increases on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 2000 of contracts purchased and sold were $6,775.0 million and $375.0 million, respectively. The net premium paid by Equitable Life on these contracts was $46.7 million and is being amortized ratably over the contract periods ranging from 1 to 3 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

        Fair Value of Financial Instruments
        -----------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2000 and 1999.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The estimated fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7 and 8:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2000                               1999
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        ------------
        Mortgage loans on real estate..........  $    3,130.8     $     3,184.4     $     3,270.0     $    3,239.3
        Other limited partnership interests....         811.9             811.9             647.9            647.9
        Policy loans...........................       2,476.9           2,622.4           2,257.3          2,359.5
        Policyholders' account balances -
          investment contracts.................      11,468.6          11,643.7          12,740.4         12,800.5
        Long-term debt.........................         847.9             847.5             850.9            834.9

        Closed Block:
        ------------

        Mortgage loans on real estate..........  $    1,581.8     $     1,582.6     $     1,704.2     $    1,650.3
        Other equity investments...............          34.4              34.4              36.3             36.3
        Policy loans...........................       1,557.7           1,667.6           1,593.9          1,712.0
        SCNILC liability.......................          20.2              20.1              22.8             22.5

        Discontinued Operations:
        -----------------------
        Mortgage loans on real estate..........  $      330.9     $       347.7     $       454.6     $      467.0
        Fixed maturities.......................         336.5             336.5              85.5             85.5
        Other equity investments...............          43.1              43.1              55.8             55.8
        Guaranteed interest contracts..........          26.4              23.4              33.2             27.5
        Long-term debt.........................         101.8             101.7             101.9            101.9

14)     COMMITMENTS AND CONTINGENT LIABILITIES

        From time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2000, these arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $9.3 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $303.1 million under existing loan or loan commitment agreements. Management believes the Company will not incur any material losses as a result of these commitments.

        Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

        The Insurance Group had $14.9 million of letters of credit outstanding at December 31, 2000.

        The Holding Company has entered into continuity agreements with forty-three executives of the Company in connection with AXA's minority interest acquisition. The continuity agreements generally provide cash severance payments ranging from 1.5 times to 3 times an executive's base salary plus bonus and other benefits. Such cash severance payments will generally be made if an executive's employment is terminated at any time within two years from December 27, 2000 for any reason other than the executive's death, disability, retirement or for cause, or if the executive resigns for good reason as defined in the agreements.

15)     LITIGATION

        Life Insurance and Annuity Sales Cases

        A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, (i) sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance; and (ii) the use of fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

        In general, the plaintiffs request an unspecified amount of damages, compensatory and punitive damages, recession of the contracts, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements.

        Annuity Contract Case

        In October 2000, an action was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek unspecified lost profits and injunctive relief, punitive damages and attorneys' fees. The plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint, without prejudice to the plaintiffs to seek leave to file an amended complaint.

        Discrimination Case

        Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. The court referred the case to mediation, which has been successful. The parties have reached a tentative agreement for the settlement of this case as a nationwide class action. In connection with the proposed settlement, the case will be dismissed in the United States District Court for the Northern District of Alabama, Southern Division and will be refiled in the United States District Court for Georgia, Atlanta Division. The final settlement requires notice to class members and is subject to court approval. The Company's management believes that the settlement of this matter will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

        Agent Health Benefits Case

        Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs have challenged the District Court's subject matter jurisdiction over the health benefit claims. Briefing has been completed, but the appeal has not yet been decided.

        Prime Property Fund Case

        In January 2000, the California Supreme Court denied Equitable Life's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with Equitable Life on behalf of Prime Property Fund ("PPF"). Equitable Life serves as investment manager for PPF, an open-end, commingled real estate separate account of Equitable Life for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. In reversing the Superior Court's dismissal of the plaintiff's claims, the Court of Appeal held that a general partner who acquires a partnership obligation breaches its fiduciary duty by foreclosing on partnership assets. The case was remanded to the Superior Court for further proceedings. In August 2000, Equitable Life filed a motion for summary adjudication on plaintiff's claims, based on the purchase and subsequent foreclosure of the loan which financed the partnership's property, for punitive damages. In November 2000, the Superior Court granted Equitable Life's motion as to one of plaintiff's claims, dismissing the claim for punitive damages sought in conjunction with plaintiff's claim for breach of the covenant of good faith and fair dealing. The Superior Court denied Equitable Life's motion with respect to plaintiff's claim for punitive damages sought in conjunction with its claim for breach of fiduciary duty. In December 2000, the Superior Court granted plaintiff's motion for leave to file a supplemental complaint to add allegations relating to the post-foreclosure transfer of certain funds from the partnership to Equitable Life. The supplemental complaint alleges, among other things, that such conduct constitutes self-dealing and breach of fiduciary duty, and seeks compensatory and punitive damages based on such conduct. A jury trial previously scheduled for February 2001 tentatively has been rescheduled for May 2001.

        Alliance Reorganization Case

        In September 1999, an action was brought on behalf of a purported class of owners of limited partnership units of Alliance Holding challenging the then-proposed reorganization of Alliance Holding. Named defendants include Alliance Holding, Alliance, four Alliance Holding executives and the general partner of Alliance Holding and Alliance. Equitable Life is obligated to indemnify the defendants for losses and expenses arising out of the litigation. Plaintiffs allege inadequate and misleading disclosures, breaches of fiduciary duties, and the improper adoption of an amended partnership agreement by Alliance Holding and seek payment of unspecified money damages and an accounting of all benefits alleged to have been improperly obtained by the defendants. In August 2000, plaintiffs filed a first amended and supplemental class action complaint. The amended complaint alleges in connection with the reorganization that the partnership agreement of Alliance Holding was not validly amended, the reorganization of Alliance Holding was not validly effected, the information disseminated to holders of units of limited partnership interests in Alliance Holding was materially false and misleading, and the defendants breached their fiduciary duties by structuring the reorganization in a manner that was grossly unfair to plaintiffs. Plaintiffs seek declaratory, monetary and injunctive relief relating to the allegations contained in the amended complaint. In September 2000, all defendants, except one Alliance Holding executive, filed an answer to the amended complaint denying the material allegations contained therein; in lieu of joining in the answer to the amended complaint, the Alliance Holding executive filed a motion to dismiss in September 2000. In November 2000, the remaining defendants filed a motion to dismiss the amended complaint. In December 2000, plaintiffs filed a motion for partial summary judgment on the claim that the Alliance Holding partnership agreement was not validly amended. Oral argument of the motions was held in January 2001.

        Disposal of DLJ

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, four putative class action lawsuits have been filed in the Delaware Court of Chancery naming AXA Financial as one of the defendants and challenging the sale of DLJ because the transaction did not include the sale of DLJdirect tracking stock. The plaintiffs in these cases purport to represent a class consisting of the holders of DLJdirect tracking stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. AXA Financial, DLJ and the DLJ directors are named as defendants. The complaints assert claims for breaches of fiduciary duties, and seek an unspecified amount of compensatory damages and costs and expenses, including attorneys' fees. The parties in these cases have agreed to extend the time for defendants to respond to the complaints.

        Subsequent to the August 30, 2000 announcement of the proposed sale of DLJ, a putative class action lawsuit was filed in New York challenging the sale of DLJ (for omitting the DLJdirect tracking stock) and also alleges Federal securities law claims relating to the initial public offering of the DLJdirect tracking stock. The complaint alleges claims for violations of the securities laws, breaches of the fiduciary duties of loyalty, good faith and due care, aiding and abetting such breaches, and breach of contract. The plaintiff purports to represent a class consisting of: all purchasers of DLJdirect tracking stock in the initial public offering and thereafter (with respect to the securities law claims); and all owners of DLJdirect tracking stock who allegedly have been or will be injured by the proposed sale of DLJ (with respect to all other claims). AXA Financial, Equitable Life, AXA, DLJ, Donaldson, Lufkin & Jenrette Securities Corporation, CSG, Diamond Acquisition Corp., and DLJ's directors are named as defendants. The complaint seeks declaratory and injunctive relief, an unspecified amount of damages, and costs and expenses, including attorney's fees. Defendants have until February 28, 2001 to respond to plaintiffs' complaint.

        AXA's Purchase of Holding Company Minority Interest

        Subsequent to the August 30, 2000 announcement of AXA's proposal to purchase the outstanding shares of Holding Company Common Stock that it did not already own, fourteen putative class action lawsuits were commenced in the Delaware Court of Chancery. The Holding Company, AXA, and directors and/or officers of the Holding Company are named as defendants in each of these lawsuits. The various plaintiffs each purport to represent a class consisting of owners of Holding Company Common Stock and their successors in interest, excluding the defendants and any person or entity related to or affiliated with any of the defendants. They challenge the adequacy of the offer announced by AXA and allege that the defendants have engaged or will engage in unfair dealing, overreaching and/or have breached or will breach fiduciary duties owed to the minority shareholders of the Holding Company. The complaints seek declaratory and injunctive relief, an accounting, and unspecified compensatory damages, costs and expenses, including attorneys' fees. A similar lawsuit was filed in the Supreme Court of the State of New York, County of New York, after the filing of the first Delaware action. In December 2000, the parties to the Delaware suits reached a tentative agreement for settlement and executed a Memorandum of Understanding. Shortly thereafter, agreement was reached with the plaintiff in the New York suit to stay proceedings in New York and to participate in and be bound by the terms of the settlement of the Delaware suits. The settlement, which does not involve any payment by the Holding Company, is subject to a number of conditions, including confirmatory discovery, the preparation of definitive documentation and approval by the Delaware Court of Chancery after a hearing.

        Outcome of Litigation

        Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        Other Matters

        In addition to the matters described above, the Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)     LEASES

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2001 and the four successive years are $123.9 million, $110.8 million, $101.6 million, $108.5 million, $97.4 million and $896.5 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2001 and the four successive years is $5.2 million, $4.3 million, $5.1 million, $3.3 million, $2.9 million and $22.0 million thereafter.

        At December 31, 2000, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2001 and the four successive years is $95.2 million, $61.4 million, $72.9 million, $66.2 million, $59.2 million and $76.6 million thereafter.

17)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 2000, 1999 and 1998, statutory net income (loss) totaled $1,068.6 million, $547.0 million and $384.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $6,226.5 million and $5,570.6 million at December 31, 2000 and 1999, respectively. In 2000 and 1999, respectively, $250.0 million and $150.0 million in dividends were paid to the Holding Company by Equitable Life.

        At December 31, 2000, the Insurance Group, in accordance with various government and state regulations, had $26.4 million of securities deposited with such government or state agencies.

        In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification provides regulators and insurers with uniform statutory guidance, addressing areas where statutory accounting was previously silent and changing certain existing statutory positions. The New York Insurance Department recently adopted Regulation 172 concerning Codification, effective January 1, 2001, but did not adopt several key provisions of Codification, including deferred income taxes and the establishment of goodwill as an asset. The application of the codification rules as adopted by New York currently is estimated to have no significant effect on Equitable Life. The Insurance Group expects that statutory surplus after adoption will continue to be in excess of the regulatory risk-based capital requirements.

        The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies;
        (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the New York Insurance Department with net earnings and equity on a GAAP basis.

                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $     1,321.4       $      848.8       $      709.2
        Change in asset valuation reserves.................         (665.5)              (6.3)             111.8
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and asset valuation reserves.....................          655.9              842.5              821.0
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          259.0              (85.0)            (189.9)
          DAC..............................................          483.6              263.6              316.5
          Deferred Federal income taxes....................         (128.3)            (161.4)             (67.6)
          Valuation of investments.........................         (126.2)              23.2               83.6
          Valuation of investment subsidiary...............          (29.2)            (133.6)            (419.5)
          Limited risk reinsurance.........................            -                128.4               83.7
          Dividends paid to the Holding
            Company........................................          250.0              150.0                -
          Capital contribution.............................            -               (470.8)               -
          Postretirement benefits..........................            -                  -                 54.8
          Stock option expense related to AXA's minority
            Interest acquisition...........................         (493.9)               -                  -
          Other, net.......................................          443.7              248.2              134.7
          GAAP adjustments of Closed Block.................          (13.4)             (49.8)             (27.1)
          GAAP adjustments of discontinued
            operations.....................................           54.3               51.3              (82.0)
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $     1,355.5       $      806.6       $      708.2
                                                            =================   ================   =================


                                                                                 DECEMBER 31,
                                                            --------------------------------------------------------
                                                                  2000               1999                1998
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     5,341.9       $    4,020.5       $    3,171.7
        Asset valuation reserves...........................          884.6            1,550.1            1,556.4
                                                            -----------------   ----------------   -----------------
        Statutory surplus, capital stock and asset
          valuation reserves...............................        6,226.5            5,570.6            4,728.1
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,363.0)          (1,622.0)          (1,526.0)
          DAC..............................................        4,429.1            4,033.0            3,563.8
          Deferred Federal income taxes....................         (681.9)            (283.9)            (346.9)
          Valuation of investments.........................           99.7             (568.2)             626.9
          Valuation of investment subsidiary...............       (1,082.9)          (1,891.7)          (1,758.1)
          Limited risk reinsurance.........................            -                (39.6)            (168.0)
          Issuance of surplus notes........................         (539.1)            (539.1)            (539.1)
          Postretirement benefits..........................            -                  -               (262.7)
          Other, net.......................................          844.1              544.8              313.4
          GAAP adjustments of Closed Block.................          677.1              723.6              795.4
          GAAP adjustments of discontinued operations......         (164.3)            (160.0)             (14.2)
                                                            -----------------   ----------------   -----------------
        Equity of the Insurance Group......................  $     8,445.3       $    5,767.5       $    5,412.6
                                                            =================   ================   =================

        18)       BUSINESS SEGMENT INFORMATION

        The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. AXA's acquisition of the Company's minority interest shares has resulted in a change in the measurement of the Company's reportable operating segments. Discontinued Operations, discontinued by the Company in 1991, are included in the Life Insurance segment results reported by AXA in their French GAAP financial statements. To more closely conform the Company's management reporting to that of its parent, Discontinued Operations is now reported together with continuing operations in measuring profits or losses for the Company's Insurance segment. Prior period amounts have been restated to conform to this presentation.

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 37% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts.

        Intersegment investment advisory and other fees of approximately $153.2 million, $75.6 million and $61.8 million for 2000, 1999 and 1998, respectively, are included in total revenues of the Investment Services segment.

        The following tables reconcile segment revenues and adjusted earnings to consolidated revenues and earnings from continuing operations before Federal income taxes as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                         2000                  1999                   1998
                                                  --------------------  -------------------   ----------------------
                                                                          (IN MILLIONS)
        Segment revenues:
        Insurance...............................   $     5,662.4         $     5,488.8                5,330.2
        Investment Services.....................         2,667.7               2,052.7                1,438.4
        Consolidation/elimination...............          (113.1)                (23.8)                  (5.7)
                                                  --------------------  -------------------   ----------------------
        Total segment revenues..................         8,217.0               7,517.7                6,762.9
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of other
           charges..............................          (798.4)               (112.6)                 136.4
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Closed Block............................        (1,044.9)             (1,095.6)              (1,144.8)
        Discontinued Operations.................           (96.3)                (85.5)                (191.8)
                                                  --------------------  -------------------   ----------------------
        Total Consolidated Revenues.............   $     8,196.2         $     6,224.0         $      5,562.7
                                                  ====================  ===================   ======================

        Pre-tax adjusted earnings:
        Insurance...............................   $     1,198.9         $       950.8         $        656.9
        Investment Services.....................           480.6                 430.2                  287.7
                                                  --------------------  -------------------   ----------------------
        Total pre-tax adjusted earnings.........         1,679.5               1,381.0                  944.6
        Loss on CSG shares......................           (43.2)                  -                      -
        Investment (losses) gains, net of
           related DAC and other charges........          (731.9)               (109.7)                 105.3
        Gain on sale of equity investee.........         1,962.0                   -                      -
        Amortization of acquisition related
           goodwill and intangible assets.......           (34.6)                 (3.2)                  (3.4)
        Minority purchase transaction
           related expenses.....................          (493.9)                  -                      -
        Discontinued Operations.................           (90.2)                (43.3)                  (4.2)
        Pre-tax subsidiary minority interest....           337.8                 216.8                  141.5
        Non-recurring DAC adjustments...........             -                  (131.7)                   -
                                                  --------------------  -------------------   ----------------------
        Earnings from Continuing
           Operations before Federal Income
            Taxes and Minority Interest.........   $     2,585.5         $     1,309.9         $      1,183.8
                                                  ====================  ===================   ======================
        Assets:
        Insurance...............................   $    88,576.4         $    86,842.7         $     75,626.0
        Investment Services.....................        16,807.2              12,961.7               12,379.2
        Consolidation/elimination...............           (57.1)                 (8.9)                 (64.4)
                                                  --------------------  -------------------   ----------------------
        Total Assets............................   $   105,326.5         $    99,795.5         $     87,940.8
                                                  ====================  ===================   ======================

19)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2000 and 1999 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

        2000
        Total Revenues................  $     1,622.5      $     1,684.7       $    1,728.3         $    3,160.7
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       226.6      $       256.9       $       70.5         $      742.9
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       221.7      $       255.4       $       70.5         $      807.9
                                       =================  =================   ==================   ==================

        1999
        Total Revenues................  $     1,489.0      $     1,615.6       $    1,512.1         $    1,607.3
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                       =================  =================   ==================   ==================


20)     ACCOUNTING FOR STOCK-BASED COMPENSATION

        The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 2000, 1999 and 1998 would have been $1,627.3 million, $757.1 million and $678.4 million, respectively.

        In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of American Depository Shares (ADSs). Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

        The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 2000, 1999 and 1998 follow:

                                       HOLDING COMPANY                           ALLIANCE
                           -----------------------------------------  -------------------------------
                               2000           1999         1998          2000      1999       1998
                           -------------  ------------- ------------  --------------------- ---------

        Dividend yield....        0.32%          0.31%        0.32%        7.20%     8.70%     6.50%

        Expected
          volatility......          28%            28%          28%          30%       29%       29%

        Risk-free interest
          rate............        6.24%          5.46%        5.48%        5.90%     5.70%     4.40%

        Expected life
          in years........          5              5            5           7.4         7       7.2

        Weighted average
          fair value per
          option at
          grant-date......     $11.08         $10.78        $11.32       $8.32      $3.88     $3.86

        A summary of the Holding Company and Alliance's option plans follows:

                                         HOLDING COMPANY                       ALLIANCE
                                   -----------------------------  -----------------------------------
                                                    Weighted                            Weighted
                                                     Average                            Average
                                                    Exercise                            Exercise
                                                    Price of                            Price of
                                       Shares        Options           Units            Options
                                   (In Millions)   Outstanding    (In Millions)       Outstanding
                                   -------------   -----------    -------------       -----------

        Balance as of
          January 1, 1998........       15.8          $14.53           10.6             $11.41
          Granted................        8.6          $33.13            2.8             $26.28
          Exercised..............       (2.2)         $10.59            (.9)            $ 8.91
          Forfeited..............        (.8)         $23.51            (.2)            $13.14
                                   ---------------                ----------------

        Balance as of
          December 31, 1998......       21.4          $22.00           12.3             $14.92
          Granted................        4.3          $31.70            2.0             $30.18
          Exercised..............       (2.4)         $13.26           (1.5)            $ 9.51
          Forfeited..............        (.6)         $24.29            (.3)            $17.79
                                   ---------------                ----------------

        Balance as of
          December 31, 1999......       22.7          $24.60           12.5             $17.95
          Granted................        6.5          $31.06            4.7             $50.93
          Exercised..............       (4.5)         $18.57           (1.7)            $10.90
          Forfeited..............       (1.2)         $26.15            (.1)            $26.62
                                   ---------------                ----------------

        Balance as of
          December 31, 2000......       23.5          $27.20           15.4             $17.95
                                   ===============                ================

        Information about options outstanding and exercisable at December 31, 2000 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   Weighted
                                                    Average         Weighted                               Weighted
              Range of             Number          Remaining        Average             Number              Average
              Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
               Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

               Holding
               Company

        ----------------------
        $ 9.06   -$13.88             3.4               3.3            $10.58             22.7                $27.14
        $14.25   -$22.63             3.9               6.7            $20.81              -                    -
        $25.32   -$34.59            13.0               8.4            $29.76              -                    -
        $40.97   -$41.28             3.2               7.6            $41.28              -                    -
        $52.25   -$52.25              .1               9.7            $52.25              -                    -
                              -----------------                                    ------------------
        $ 9.06   -$41.28            23.5               7.3            $27.20             22.7                $27.14
                              ================= ================ ===============   ==================   ================

              Alliance

        ----------------------
        $ 6.63    -$11.13            3.6               3.6            $ 9.60              3.6                $ 9.60
        $12.44    -$26.31            5.2               7.3            $21.29              2.6                $19.85
        $27.31    -$30.94            1.9               8.9            $30.24               .4                $30.24
        $48.50    -$53.75            2.5               9.5            $48.50              -                    -
        $48.50    -$53.75            2.2              10.0            $53.75              -                    -
                              -----------------                                    ------------------
        $ 6.63    -$53.75           15.4               7.4            $28.73              6.6                $14.87
                              ================= ================ ===============   ==================   ================

21)     RELATED PARTY TRANSACTIONS

        Beginning January 1, 2000, the Company reimbursed the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $16.0 million for 2000. Also in 2000, the Company paid $678.9 million of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products in 2000. The Company charged AXA Distribution's subsidiaries $395.0 million for their applicable share of operating expenses in 2000 pursuant to the Agreements for Services.

22)     PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

        Assuming the Bernstein acquisition had occurred on January 1, 1999, revenues for the Company would have been $8.79 billion and $7.05 billion for 2000 and 1999, respectively, on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

        This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 1999, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.











                                      F-42
`